Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 97.1%
Communication Services 2.2%
Diversified Telecommunication Services 0.8%
Anterix, Inc.*	1,891	86,362
ATN International, Inc.	1,944	114,132
Bandwidth, Inc. "A"* (a)	2,800	188,412
Cincinnati Bell, Inc.*	8,635	126,417
Cogent Communications Holdings, Inc.	7,352	602,644
Consolidated Communications Holdings, Inc.	11,968	54,454
Frontier Communications Corp.* (a)	18,655	7,089
IDT Corp. "B"*	3,076	16,672
Intelsat SA* (a)	12,138	18,571
Iridium Communications, Inc.*	17,192	383,897
Ooma, Inc.*	3,425	40,860
Orbcomm, Inc.*	12,811	31,259
Vonage Holdings Corp.*	39,183	283,293
		1,954,062
Entertainment 0.2%
AMC Entertainment Holdings, Inc. "A" (a)	7,729	24,424
Eros International PLC* (a)	12,889	21,267
Gaia, Inc.*	2,099	18,639
Glu Mobile, Inc.*	19,843	124,812
IMAX Corp.*	8,835	79,957
Liberty Media Corp.-Liberty Braves "A"*	1,868	36,426
Liberty Media Corp.-Liberty Braves "C"*	6,423	122,422
LiveXLive Media, Inc.*	5,338	8,434
Marcus Corp.	4,000	49,280
Reading International, Inc. "A"*	3,021	11,752
		497,413
Interactive Media & Services 0.3%
Cargurus, Inc.*	13,110	248,303
Cars.com, Inc.*	11,892	51,136
DHI Group, Inc.*	9,464	20,442
Eventbrite, Inc. "A"*	6,476	47,275
EverQuote, Inc. "A"*	1,566	41,107
Liberty TripAdvisor Holdings, Inc. "A"*	13,010	23,418
Meet Group, Inc.*	11,821	69,389
QuinStreet, Inc.*	8,092	65,141
Travelzoo*	892	3,506
TrueCar, Inc.*	18,330	44,359
Yelp, Inc.*	11,775	212,303
		826,379
Media 0.7%
Boston Omaha Corp. "A"*	1,860	33,685
Cardlytics, Inc.*	2,514	87,889
Central European Media Enterprises Ltd. "A"*	15,555	48,687
Clear Channel Outdoor Holdings, Inc.*	8,193	5,244
comScore, Inc.*	9,045	25,507
Cumulus Media, Inc. "A"*	2,638	14,298
Daily Journal Corp.* (a)	205	46,801
Emerald Holding, Inc.	4,554	11,795
Entercom Communications Corp. "A"	21,360	36,526
Entravision Communications Corp. "A"	11,617	23,583
Fluent, Inc.*	7,895	9,237
Gannett Co., Inc.	21,275	31,487
Gray Television, Inc.*	15,526	166,749
Hemisphere Media Group, Inc.*	2,532	21,623
Lee Enterprises, Inc.*	9,951	9,782
Liberty Latin America Ltd. "A"*	7,695	80,951
Liberty Latin America Ltd. "C"*	19,690	202,019
Loral Space & Communications, Inc.*	2,231	36,254
Marchex, Inc. "B"*	6,430	9,323
MDC Partners, Inc. "A"*	10,611	15,386
Meredith Corp.	6,761	82,619
MSG Networks, Inc. "A"*	7,075	72,165
National CineMedia, Inc.	11,569	37,715
Saga Communications, Inc. "A"	704	19,367
Scholastic Corp.	4,999	127,425
TechTarget, Inc.*	4,011	82,667
TEGNA, Inc.	37,858	411,138
The E.W. Scripps Co. "A"	9,011	67,943
Tribune Publishing Co.	3,218	26,098
WideOpenWest, Inc.*	4,517	21,501
		1,865,464
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	7,774	82,482
Gogo, Inc.* (a)	10,268	21,768
Shenandoah Telecommunications Co.	8,331	410,302
Spok Holdings, Inc.	3,174	33,930
		548,482
Consumer Discretionary 8.5%
Auto Components 0.8%
Adient PLC*	15,207	137,927
American Axle & Manufacturing Holdings, Inc.*	18,910	68,265
Cooper Tire & Rubber Co.	8,685	141,565
Cooper-Standard Holdings, Inc.*	3,051	31,334
Dana, Inc.	24,985	195,133
Dorman Products, Inc.*	4,619	255,292
Fox Factory Holding Corp.*	6,556	275,352
Gentherm, Inc.*	5,806	182,308
LCI Industries	4,249	283,961
Modine Manufacturing Co.*	8,565	27,836
Motorcar Parts of America, Inc.*	2,951	37,124
Standard Motor Products, Inc.	3,677	152,853
Stoneridge, Inc.*	4,670	78,223
Tenneco, Inc. "A"	9,329	33,584
Visteon Corp.*	4,861	233,231
		2,133,988
Automobiles 0.1%
Winnebago Industries, Inc.	5,383	149,701
Distributors 0.1%
Core-Mark Holding Co., Inc.	7,875	224,989
Funko, Inc. "A"*	3,893	15,533
Greenlane Holdings, Inc. "A"*	1,164	2,002
Weyco Group, Inc.	916	18,476
		261,000
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	9,202	246,521
American Public Education, Inc.*	2,711	64,874
Carriage Services, Inc.	2,729	44,073
Chegg, Inc.*	20,549	735,243
Collectors Universe, Inc.	1,484	23,254
Houghton Mifflin Harcourt Co.*	18,628	35,021
K12, Inc.*	6,777	127,814
Laureate Education, Inc. "A"*	19,694	206,984
OneSpaWorld Holdings Ltd. (a)	8,097	32,874
Perdoceo Education Corp.*	11,621	125,391
Regis Corp.*	4,169	24,639
Select Interior Concepts, Inc. "A"*	3,956	8,189
Strategic Education, Inc.	3,705	517,811
WW International, Inc.*	8,045	136,041
		2,328,729
Hotels, Restaurants & Leisure 1.9%
BBX Capital Corp.	12,037	27,806
Biglari Holdings, Inc. "B"*	164	8,430
BJ's Restaurants, Inc.	3,402	47,254
Bloomin' Brands, Inc.	14,716	105,072
Bluegreen Vacations Corp.	1,381	7,982
Boyd Gaming Corp.	14,024	202,226
Brinker International, Inc.	6,206	74,534
Carrols Restaurant Group, Inc.*	6,069	11,046
Century Casinos, Inc.*	4,779	11,517
Churchill Downs, Inc.	6,096	627,583
Chuy's Holdings, Inc.*	2,979	29,999
Cracker Barrel Old Country Store, Inc.	4,199	349,441
Dave & Buster's Entertainment, Inc.	5,111	66,852
Del Taco Restaurants, Inc.*	4,880	16,738
Denny's Corp.*	10,249	78,712
Dine Brands Global, Inc.	2,850	81,738
Drive Shack, Inc.*	11,610	17,647
El Pollo Loco Holdings, Inc.*	3,501	29,583
Eldorado Resorts, Inc.*	11,173	160,891
Everi Holdings, Inc.*	14,086	46,484
Fiesta Restaurant Group, Inc.*	4,413	17,784
Golden Entertainment, Inc.*	3,233	21,370
Inspired Entertainment, Inc.*	1,634	5,523
J. Alexander's Holdings, Inc.*	2,340	8,962
Jack in the Box, Inc.	3,957	138,693
Kura Sushi USA, Inc.*	598	7,152
Lindblad Expeditions Holdings, Inc.*	3,991	16,643
Marriott Vacations Worldwide Corp.	7,187	399,454
Monarch Casino & Resort, Inc.*	1,978	55,523
Nathan's Famous, Inc.	536	32,696
Noodles & Co.*	5,278	24,859
Papa John's International, Inc.	3,848	205,368
Penn National Gaming, Inc.*	19,216	243,082
PlayAGS, Inc.*	4,708	12,476
Potbelly Corp.*	4,143	12,802
RCI Hospitality Holdings, Inc.	1,715	17,099
Red Lion Hotels Corp.*	4,390	6,409
Red Robin Gourmet Burgers, Inc.*	2,426	20,670
Red Rock Resorts, Inc. "A"	12,353	105,618
Ruth's Hospitality Group, Inc.	5,002	33,413
Scientific Games Corp. "A"*	9,937	96,389
SeaWorld Entertainment, Inc.*	7,966	87,785
Shake Shack, Inc. "A"* (a)	5,022	189,530
Target Hospitality Corp.*	6,100	12,139
Texas Roadhouse, Inc.	11,465	473,505
The Cheesecake Factory, Inc.	7,152	122,156
Twin River Worldwide Holdings, Inc.	3,067	39,902
Wingstop, Inc.	5,090	405,673
		4,814,210
Household Durables 1.5%
Bassett Furniture Industries, Inc.	1,824	9,941
Beazer Homes U.S.A., Inc.*	5,078	32,702
Casper Sleep, Inc.* (a)	1,124	4,822
Cavco Industries, Inc.*	1,498	217,120
Century Communities, Inc.*	4,683	67,950
Ethan Allen Interiors, Inc.	4,220	43,128
Flexsteel Industries, Inc.	1,324	14,511
GoPro, Inc. "A"* (a)	20,658	54,124
Green Brick Partners, Inc.*	4,485	36,104
Hamilton Beach Brands Holding Co. "A"	1,206	11,469
Helen of Troy Ltd.*	4,353	626,963
Hooker Furniture Corp.	2,130	33,249
Installed Building Products, Inc.*	3,910	155,892
iRobot Corp.* (a)	4,817	197,015
KB HOME	14,972	270,993
La-Z-Boy, Inc.	7,683	157,886
Legacy Housing Corp.*	1,209	11,183
LGI Homes, Inc.*	3,466	156,490
Lifetime Brands, Inc.	2,187	12,357
Lovesac Co.*	1,555	9,066
M.D.C. Holdings, Inc.	8,778	203,650
M/I Homes, Inc.*	4,793	79,228
Meritage Homes Corp.*	6,321	230,780
Purple Innovation, Inc.*	1,792	10,179
Skyline Champion Corp.*	8,695	136,338
Sonos, Inc.*	13,840	117,363
Taylor Morrison Home Corp. "A"*	22,672	249,392
TopBuild Corp.*	5,813	416,443
TRI Pointe Group, Inc.*	24,033	210,769
Tupperware Brands Corp.	8,754	14,181
Universal Electronics, Inc.*	2,284	87,637
ZAGG, Inc.*	5,408	16,819
		3,895,744
Internet & Direct Marketing Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	4,270	56,492
Duluth Holdings, Inc. "B"* (a)	1,991	7,984
Groupon, Inc.*	80,843	79,242
Lands' End, Inc.*	1,999	10,675
Leaf Group Ltd.*	3,048	4,084
Liquidity Services, Inc.*	4,921	19,093
PetMed Express, Inc. (a)	3,402	97,910
Quotient Technology, Inc.*	13,143	85,430
RealReal, Inc.*	8,881	62,256
Rubicon Project, Inc.*	8,858	49,162
Shutterstock, Inc.	3,224	103,684
Stamps.com, Inc.*	2,881	374,760
Stitch Fix, Inc. "A"* (a)	7,084	89,967
Waitr Holdings, Inc.*	9,695	11,925
		1,052,664
Leisure Products 0.4%
Acushnet Holdings Corp.	6,127	157,586
American Outdoor Brands Corp.*	9,408	78,086
Callaway Golf Co.	15,897	162,467
Clarus Corp.	4,339	42,522
Escalade, Inc.	1,919	11,418
Johnson Outdoors, Inc. "A"	910	57,057
Malibu Boats, Inc. "A"*	3,541	101,945
Marine Products Corp.	1,244	10,052
MasterCraft Boat Holdings, Inc.*	3,214	23,462
Sturm, Ruger & Co., Inc.	2,872	146,214
Vista Outdoor, Inc.*	9,972	87,754
YETI Holdings, Inc.*	9,497	185,382
		1,063,945
Multiline Retail 0.1%
Big Lots, Inc. (a)	6,699	95,260
Dillard's, Inc. "A" (a)	1,639	60,561
J.C. Penney Co., Inc.*	59,456	21,404
		177,225
Specialty Retail 1.6%
Aaron's, Inc.	11,568	263,519
Abercrombie & Fitch Co. "A"	10,521	95,636
America's Car-Mart, Inc.*	1,096	61,760
American Eagle Outfitters, Inc.	26,692	212,201
Asbury Automotive Group, Inc.*	3,331	183,971
Ascena Retail Group, Inc.* (a)	1,486	2,065
At Home Group, Inc.*	8,850	17,877
Barnes & Noble Education, Inc.*	7,057	9,597
Bed Bath & Beyond, Inc. (a)	20,921	88,077
Boot Barn Holdings, Inc.*	5,060	65,426
Caleres, Inc.	7,202	37,450
Camping World Holdings, Inc. "A" (a)	5,082	28,917
Cato Corp. "A"	3,688	39,351
Chico's FAS, Inc.	21,424	27,637
Citi Trends, Inc.	1,833	16,314
Conn's, Inc.* (a)	3,031	12,670
Designer Brands, Inc. "A"	10,150	50,547
Express, Inc.*	12,075	17,992
GameStop Corp. "A" (a)	11,030	38,605
Genesco, Inc.*	2,548	33,990
GNC Holdings, Inc. "A"* (a)	15,167	7,100
Group 1 Automotive, Inc.	3,047	134,860
Guess?, Inc.	8,218	55,636
Haverty Furniture Companies, Inc.	3,107	36,942
Hibbett Sports, Inc.*	3,037	33,210
Hudson Ltd. "A"*	6,892	34,598
J. Jill, Inc.* (a)	3,079	1,701
Lithia Motors, Inc. "A"	3,911	319,881
Lumber Liquidators Holdings, Inc.*	5,184	24,313
MarineMax, Inc.*	3,762	39,200
Monro, Inc.	5,690	249,279
Murphy USA, Inc.*	5,071	427,790
National Vision Holdings, Inc.*	13,613	264,364
Office Depot, Inc.	95,460	156,554
OneWater Marine, Inc. "A"*	817	6,250
Party City Holdco, Inc.*	9,928	4,550
Rent-A-Center, Inc.	8,499	120,176
RH*	2,946	295,985
RTW RetailWinds, Inc.*	5,437	1,142
Sally Beauty Holdings, Inc.*	20,252	163,636
Shoe Carnival, Inc. (a)	1,661	34,499
Signet Jewelers Ltd.	9,285	59,888
Sleep Number Corp.*	4,835	92,639
Sonic Automotive, Inc. "A"	4,272	56,732
Sportsman's Warehouse Holdings, Inc.*	7,441	45,837
Tailored Brands, Inc. (a)	9,098	15,830
The Buckle, Inc.	5,139	70,456
The Children's Place, Inc. (a)	2,546	49,800
The Container Store Group, Inc.*	2,885	6,809
The Michaels Companies, Inc.*	13,100	21,222
Tilly's, Inc. "A"	3,823	15,789
Winmark Corp.	425	54,153
Zumiez, Inc.*	3,542	61,347
		4,265,770
Textiles, Apparel & Luxury Goods 0.7%
Centric Brands, Inc.*	3,062	3,430
Crocs, Inc.*	11,972	203,404
Culp, Inc.	2,036	14,985
Deckers Outdoor Corp.*	4,873	652,982
Delta Apparel, Inc.*	1,158	12,055
Fossil Group, Inc.* (a)	8,665	28,508
G-III Apparel Group Ltd.*	7,740	59,598
Kontoor Brands, Inc.* (a)	7,567	145,059
Movado Group, Inc.	2,679	31,666
Oxford Industries, Inc.	2,768	100,368
Rocky Brands, Inc.	1,238	23,955
Steven Madden Ltd.	14,641	340,111
Superior Group of Company, Inc.	1,996	16,886
Unifi, Inc.*	2,631	30,388
Vera Bradley, Inc.*	3,753	15,462
Vince Holding Corp.*	581	2,254
Wolverine World Wide, Inc.	13,847	210,474
		1,891,585
Consumer Staples 3.3%
Beverages 0.3%
Celsius Holdings, Inc.*	5,456	22,970
Coca-Cola Bottling Co. Consolidated	817	170,369
Craft Brew Alliance, Inc.*	2,104	31,350
MGP Ingredients, Inc.	2,317	62,304
National Beverage Corp.*	2,022	86,238
New Age Beverages Corp.* (a)	13,362	18,573
The Boston Beer Co., Inc. "A"*	1,447	531,859
		923,663
Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc.*	19,380	493,609
HF Foods Group, Inc.* (a)	3,801	31,890
Ingles Markets, Inc. "A"	2,465	89,134
Natural Grocers by Vitamin Cottage, Inc.	1,700	14,467
Performance Food Group Co.*	19,905	492,052
PriceSmart, Inc.	3,879	203,842
Rite Aid Corp.*	9,731	145,965
SpartanNash Co.	6,367	91,175
The Andersons, Inc.	5,583	104,681
The Chefs' Warehouse, Inc.*	4,343	43,734
United Natural Foods, Inc.*	8,877	81,491
Village Super Market, Inc. "A"	1,509	37,091
Weis Markets, Inc.	1,623	67,614
		1,896,745
Food Products 1.5%
Alico, Inc.	745	23,125
B&G Foods, Inc. (a)	10,865	196,548
Bridgford Foods Corp.*	322	7,429
Cal-Maine Foods, Inc.	5,463	240,263
Calavo Growers, Inc.	2,802	161,647
Darling Ingredients, Inc.*	28,490	546,153
Farmer Brothers Co.*	1,808	12,584
Fresh Del Monte Produce, Inc.	5,354	147,824
Freshpet, Inc.*	5,983	382,134
Hostess Brands, Inc.*	20,844	222,197
J & J Snack Foods Corp.	2,642	319,682
John B. Sanfilippo & Son, Inc.	1,478	132,133
Lancaster Colony Corp.	3,293	476,300
Landec Corp.*	4,324	37,576
Limoneira Co.	2,394	31,361
Sanderson Farms, Inc.	3,460	426,687
Seneca Foods Corp. "A"*	1,062	42,246
Simply Good Foods Co.*	14,344	276,266
Tootsie Roll Industries, Inc.	2,982	107,227
		3,789,382
Household Products 0.3%
Central Garden & Pet Co.*	1,786	49,115
Central Garden & Pet Co. "A"*	6,975	178,351
Oil-Dri Corp. of America	930	31,099
WD-40 Co.	2,390	480,032
		738,597
Personal Products 0.3%
Bellring Brands, Inc.*	6,862	116,997
Edgewell Personal Care Co.*	9,406	226,496
elf Beauty, Inc.*	4,153	40,866
Inter Parfums, Inc.	3,033	140,580
Lifevantage Corp.*	2,581	26,584
Medifast, Inc. (a)	1,878	117,375
Nature's Sunshine Products, Inc.*	1,427	11,602
Revlon, Inc. "A"* (a)	1,271	13,892
USANA Health Sciences, Inc.*	2,198	126,956
Youngevity International, Inc.* (a)	1,522	1,065
		822,413
Tobacco 0.2%
22nd Century Group, Inc.* (a)	22,026	16,519
Pyxus International, Inc.* (a)	1,641	5,104
Turning Point Brands, Inc.	1,528	32,256
Universal Corp.	4,195	185,461
Vector Group Ltd.	19,424	182,974
		422,314
Energy 1.7%
Energy Equipment & Services 0.5%
Archrock, Inc.	21,211	79,753
Cactus, Inc. "A"	8,086	93,798
Covia Holdings Corp.*	8,367	4,781
Diamond Offshore Drilling, Inc.* (a)	11,403	20,868
DMC Global, Inc.	2,500	57,525
Dril-Quip, Inc.*	6,359	193,950
Era Group, Inc.*	3,183	16,965
Exterran Corp.*	4,513	21,662
Forum Energy Technologies, Inc.*	14,836	2,630
Frank's International NV*	18,955	49,093
FTS International, Inc.*	6,849	1,527
Geospace Technologies Corp.*	2,439	15,610
Helix Energy Solutions Group, Inc.*	24,131	39,575
Independence Contract Drilling, Inc.*	433	606
KLX Energy Services Holdings, Inc.*	3,918	2,743
Liberty Oilfield Services, Inc. "A"	9,499	25,552
Mammoth Energy Services, Inc.	2,252	1,686
Matrix Service Co.*	4,386	41,535
Nabors Industries Ltd.	63,593	24,808
National Energy Services Reunited Corp.*	4,379	22,245
Natural Gas Services Group*	2,521	11,244
NCS Multistage Holdings, Inc.*	1,648	1,055
Newpark Resources, Inc.*	15,711	14,093
NexTier Oilfield Solutions, Inc.*	28,879	33,788
Nine Energy Service, Inc.*	2,961	2,393
Noble Corp. PLC*	42,122	10,952
Oceaneering International, Inc.*	16,970	49,892
Oil States International, Inc.*	10,756	21,835
Pacific Drilling SA*	5,514	2,371
ProPetro Holding Corp.*	14,174	35,435
RigNet, Inc.*	2,512	4,522
RPC, Inc.	10,105	20,816
SEACOR Holdings, Inc.*	3,094	83,414
SEACOR Marine Holdings, Inc.*	3,550	15,549
Seadrill Ltd.* (a)	10,816	4,651
Select Energy Services, Inc. "A"*	10,567	34,131
Smart Sand, Inc.*	4,246	4,416
Solaris Oilfield Infrastructure, Inc. "A"	5,366	28,172
TETRA Technologies, Inc.*	22,865	7,317
Tidewater, Inc.*	6,191	43,832
U.S. Silica Holdings, Inc.	13,188	23,738
U.S. Well Services, Inc.*	3,687	1,106
		1,171,634
Oil, Gas & Consumable Fuels 1.2%
Abraxas Petroleum Corp.*	28,532	3,452
Altus Midstream Co. "A"*	9,286	6,964
Amplify Energy Corp.	2,781	1,574
Arch Coal, Inc. "A"	2,640	76,296
Ardmore Shipping Corp.	5,527	29,017
Berry Corp.	11,283	27,192
Bonanza Creek Energy, Inc.*	2,942	33,097
Brigham Minerals, Inc. "A"	5,073	41,954
California Resources Corp.* (a)	8,735	8,735
Callon Petroleum Co.*	65,555	35,918
Chaparral Energy, Inc. "A"*	5,732	2,694
Clean Energy Fuels Corp.*	21,723	38,667
CNX Resources Corp.*	32,309	171,884
Comstock Resources, Inc.* (a)	2,778	14,973
CONSOL Energy, Inc.*	4,697	17,332
CVR Energy, Inc. (a)	5,262	86,981
Delek U.S. Holdings, Inc.	12,976	204,502
Denbury Resources, Inc.*	86,203	15,913
DHT Holdings, Inc.	19,228	147,479
Diamond S Shipping, Inc.*	4,533	53,535
Dorian LPG Ltd.*	4,933	42,966
Earthstone Energy, Inc. "A"*	3,413	6,007
Energy Fuels, Inc.*	17,075	20,148
Evolution Petroleum Corp.	5,348	13,958
Extraction Oil & Gas, Inc.*	15,007	6,333
Falcon Minerals Corp.	7,120	15,308
GasLog Ltd.	7,038	25,478
Golar LNG Ltd.	15,984	125,954
Goodrich Petroleum Corp.*	1,605	6,837
Green Plains, Inc.	5,906	28,644
Gulfport Energy Corp.*	28,635	12,734
Hallador Energy Co.	4,074	3,866
HighPoint Resources Corp.*	20,079	3,815
International Seaways, Inc.	4,431	105,857
Laredo Petroleum, Inc.*	33,379	12,677
Magnolia Oil & Gas Corp. "A"*	16,662	66,648
Matador Resources Co.*	19,207	47,633
Montage Resources Corp.*	3,954	8,896
NACCO Industries, Inc. "A"	660	18,467
NextDecade Corp*	2,234	4,200
Nordic American Tankers Ltd.	24,527	111,107
Northern Oil & Gas, Inc.*	45,094	29,902
Oasis Petroleum, Inc.*	58,101	20,335
Overseas Shipholding Group, Inc. "A"*	10,716	24,325
Panhandle Oil & Gas, Inc. "A"	2,953	10,897
Par Pacific Holdings, Inc.*	5,514	39,149
PDC Energy, Inc.*	16,598	103,074
Peabody Energy Corp.	11,159	32,361
Penn Virginia Corp.*	2,508	7,750
PrimeEnergy Resources Corp.*	96	7,104
QEP Resources, Inc.	43,528	14,560
Renewable Energy Group, Inc.*	6,310	129,544
REX American Resources Corp.*	977	45,440
Ring Energy, Inc.*	9,791	6,449
Rosehill Resources, Inc.*	1,938	795
SandRidge Energy, Inc.*	5,580	5,017
Scorpio Tankers, Inc.	7,603	145,369
SFL Corp. Ltd.	14,178	134,266
SilverBow Resources, Inc.*	1,315	3,248
SM Energy Co.	18,969	23,142
Southwestern Energy Co.* (a)	93,709	158,368
Talos Energy, Inc.*	3,473	19,970
Teekay Corp.*	12,360	39,058
Teekay Tankers Ltd.*	4,203	93,475
Tellurian, Inc.* (a)	16,903	15,279
Unit Corp.*	9,955	2,588
Uranium Energy Corp.*	34,451	19,293
W&T Offshore, Inc.*	16,444	27,955
Whiting Petroleum Corp.* (a)	16,658	11,168
World Fuel Services Corp.	11,115	279,876
		3,155,449
Financials 16.3%
Banks 8.8%
1st Constitution Bancorp.	1,211	16,046
1st Source Corp.	2,488	80,686
ACNB Corp.	1,470	44,100
Allegiance Bancshares, Inc. (a)	3,238	78,068
Amalgamated Bank "A"	2,558	27,678
Amerant Bancorp, Inc.*	3,212	49,433
American National Bankshares, Inc.	1,852	44,263
Ameris Bancorp.	10,681	253,781
Ames National Corp.	1,464	29,939
Arrow Financial Corp.	2,305	64,240
Atlantic Capital Bancshares, Inc.*	3,831	45,474
Atlantic Union Bankshares Corp.	13,783	301,848
Banc of California, Inc.	8,051	64,408
BancFirst Corp.	3,193	106,550
BancorpSouth Bank	17,201	325,443
Bank First Corp.	968	54,208
Bank of Commerce Holdings	2,680	21,092
Bank of Marin Bancorp.	2,328	69,840
Bank of NT Butterfield & Son Ltd.	9,016	153,542
Bank of Princeton	887	20,623
Bank7 Corp.	588	4,669
BankFinancial Corp.	2,654	23,382
Bankwell Financial Group, Inc.	1,267	19,334
Banner Corp.	6,015	198,736
Bar Harbor Bankshares	2,785	48,125
Baycom Corp.*	1,736	20,919
BCB Bancorp., Inc.	2,455	26,146
Berkshire Hills Bancorp., Inc.	7,897	117,349
Boston Private Financial Holdings, Inc.	13,962	99,828
Bridge Bancorp., Inc.	2,782	58,867
Brookline Bancorp., Inc.	13,632	153,769
Bryn Mawr Bank Corp.	3,417	96,974
Business First Bancshares, Inc.	2,304	31,104
Byline Bancorp., Inc.	4,066	42,164
C&F Financial Corp.	613	24,459
Cadence BanCorp.	21,360	139,908
Cambridge Bancorp.	880	45,760
Camden National Corp.	2,575	80,984
Capital Bancorp. Inc*	1,557	19,494
Capital City Bank Group, Inc.	2,198	44,224
Capstar Financial Holdings, Inc.	2,692	26,624
Carolina Financial Corp.	4,142	107,154
Carter Bank & Trust	3,961	36,362
Cathay General Bancorp.	13,198	302,894
CBTX, Inc.	3,129	55,602
CenterState Bank Corp.	20,824	358,797
Central Pacific Financial Corp.	4,862	77,306
Central Valley Community Bancorp.	1,861	24,267
Century Bancorp., Inc. "A"	520	32,365
Chemung Financial Corp.	703	23,185
Citizens & Northern Corp.	2,037	40,740
City Holding Co.	2,716	180,695
Civista Bancshares, Inc.	2,361	35,321
CNB Financial Corp.	2,480	46,798
Coastal Financial Corp.*	1,496	15,723
Codorus Valley Bancorp., Inc.	1,585	25,518
Colony Bankcorp, Inc.	1,369	17,112
Columbia Banking System, Inc.	12,562	336,662
Community Bank System, Inc.	8,827	519,028
Community Bankers Trust Corp.	3,937	19,094
Community Financial Corp.	915	20,221
Community Trust Bancorp., Inc.	2,717	86,373
ConnectOne Bancorp., Inc.	5,904	79,350
CrossFirst Bankshares, Inc.*	7,822	65,705
Customers Bancorp., Inc.*	4,543	49,655
CVB Financial Corp.	23,208	465,320
Dime Community Bancshares	5,275	72,320
Eagle Bancorp., Inc.	5,565	168,119
Enterprise Bancorp., Inc.	1,504	40,593
Enterprise Financial Services Corp.	4,283	119,538
Equity Bancshares, Inc. "A"*	2,546	43,918
Esquire Financial Holdings, Inc.*	1,121	16,871
Evans Bancorp., Inc.	846	20,566
Farmers & Merchants Bancorp., Inc.	1,670	43,270
Farmers National Banc Corp.	4,550	52,916
FB Financial Corp.	3,023	59,614
Fidelity D&D Bancorp, Inc.	532	27,143
Financial Institutions, Inc.	2,440	44,262
First BanCorp.	37,102	197,383
First BanCorp. - North Carolina	4,936	113,923
First Bancorp., Inc.	1,840	40,480
First Bancshares, Inc.	3,005	57,305
First Bank	3,074	21,334
First Busey Corp.	9,165	156,813
First Business Financial Services, Inc.	1,434	22,227
First Capital, Inc.	597	35,760
First Choice Bancorp.	1,780	26,718
First Commonwealth Financial Corp.	17,083	156,139
First Community Bancshares, Inc.	3,058	71,251
First Financial Bancorp.	16,934	252,486
First Financial Bankshares, Inc.	22,506	604,061
First Financial Corp. - Indiana	2,253	75,971
First Financial Northwest, Inc.	1,554	15,602
First Foundation, Inc.	6,548	66,921
First Guaranty Bancshares, Inc.	928	13,391
First Internet Bancorp.	1,676	27,520
First Interstate BancSystem, Inc. "A"	6,535	188,469
First Merchants Corp.	9,364	248,052
First Mid-Illinois Bancshares, Inc.	2,536	60,205
First Midwest Bancorp., Inc.	18,527	245,205
First Northwest Bancorp.	1,649	17,925
First of Long Island Corp.	3,718	64,507
Flushing Financial Corp.	4,698	62,765
FNCB Bancorp, Inc.	3,161	21,842
Franklin Financial Network, Inc.	2,227	45,409
Franklin Financial Services Corp.	769	21,109
Fulton Financial Corp.	27,939	321,019
FVCBankcorp, Inc.*	2,234	29,757
German American Bancorp., Inc.	4,362	119,737
Glacier Bancorp., Inc.	15,079	512,761
Great Southern Bancorp., Inc.	1,915	77,366
Great Western Bancorp., Inc.	9,663	197,898
Guaranty Bancshares, Inc.	1,517	35,103
Hancock Whitney Corp.	14,944	291,707
Hanmi Financial Corp.	4,912	53,295
Harborone Bancorp, Inc.*	4,860	36,596
Hawthorn Bancshares, Inc.	1,043	19,139
HBT Financial, Inc.	1,571	16,543
Heartland Financial U.S.A., Inc.	5,977	180,505
Heritage Commerce Corp.	9,540	73,172
Heritage Financial Corp.	6,193	123,860
Hilltop Holdings, Inc.	12,121	183,269
Home Bancshares, Inc.	27,071	324,581
HomeTrust Bancshares, Inc.	2,649	42,172
Hope Bancorp., Inc.	21,180	174,100
Horizon Bancorp, Inc.	6,491	64,001
Howard Bancorp., Inc.*	1,893	20,558
IBERIABANK Corp.	9,115	329,598
Independent Bank Corp.	5,773	371,608
Independent Bank Corp./Michigan	3,769	48,507
Independent Bank Group, Inc.	6,048	143,217
International Bancshares Corp.	9,675	260,064
Investar Holding Corp.	1,425	18,197
Investors Bancorp., Inc.	39,625	316,604
Lakeland Bancorp., Inc.	8,555	92,480
Lakeland Financial Corp.	4,357	160,120
LCNB Corp.	1,988	25,049
Level One Bancorp, Inc.	921	16,578
Live Oak Bancshares, Inc.	4,693	58,522
Macatawa Bank Corp.	3,839	27,334
Mackinac Financial Corp.	1,700	17,765
MainStreet Bancshares, Inc.*	1,307	21,905
Malvern Bancorp., Inc.*	1,433	17,554
Mercantile Bank Corp.	2,794	59,149
Metrocity Bankshares, Inc.	2,790	32,755
Metropolitan Bank Holding Corp.*	1,295	34,874
Mid Penn Bancorp, Inc.	1,273	25,778
Midland States Bancorp., Inc.	3,785	66,200
MidWestOne Financial Group, Inc.	1,844	38,613
MutualFirst Financial, Inc.	1,070	30,174
MVB Financial Corp.	1,640	20,910
National Bank Holdings Corp. "A"	5,107	122,057
National Bankshares, Inc.	1,117	35,632
NBT Bancorp., Inc.	7,498	242,860
Nicolet Bankshares, Inc.*	1,631	89,020
Northeast Bank*	1,409	16,429
Northrim BanCorp., Inc.	1,062	28,674
Norwood Financial Corp.	1,066	28,462
Oak Valley Bancorp.	1,299	20,446
OFG Bancorp.	8,912	99,636
Ohio Valley Banc Corp.	758	22,725
Old National Bancorp.	29,445	388,380
Old Second Bancorp., Inc.	4,930	34,066
Opus Bank	3,754	65,057
Origin Bancorp, Inc.	3,106	62,896
Orrstown Financial Services, Inc.	1,819	25,048
Pacific Mercantile Bancorp.*	3,591	16,914
Pacific Premier Bancorp., Inc.	9,910	186,704
Park National Corp.	2,312	179,504
Parke Bancorp., Inc.	1,830	24,687
PCB Bancorp.	2,369	23,169
Peapack-Gladstone Financial Corp.	3,300	59,235
Penns Woods Bancorp., Inc.	1,246	30,278
People's Utah Bancorp.	2,581	49,994
Peoples Bancorp. of North Carolina, Inc.	847	17,245
Peoples Bancorp., Inc.	3,046	67,469
Peoples Financial Services Corp.	1,172	46,575
Preferred Bank	2,267	76,670
Premier Financial Bancorp., Inc.	2,273	28,185
Professional Holding Corp.*	547	8,725
QCR Holdings, Inc.	2,564	69,407
RBB Bancorp.	2,922	40,090
Red River Bancshares, Inc.	826	30,744
Reliant Bancorp., Inc.	1,919	21,627
Renasant Corp.	9,474	206,912
Republic Bancorp., Inc. "A"	1,702	56,217
Republic First Bancorp., Inc.*	8,082	17,700
Richmond Mutual Bancorp., Inc.*	1,732	17,666
S&T Bancorp., Inc.	6,640	181,405
Sandy Spring Bancorp., Inc.	5,956	134,844
SB One Bancorp.	1,123	19,091
Seacoast Banking Corp. of Florida*	8,538	156,331
Select Bancorp, Inc.*	2,954	22,539
ServisFirst Bancshares, Inc.	8,301	243,385
Shore Bancshares, Inc.	1,998	21,678
Sierra Bancorp.	2,366	41,594
Silvergate Capital Corp.*	516	4,923
Simmons First National Corp. "A"	16,435	302,404
SmartFinancial, Inc.	1,860	28,291
South Plains Financial, Inc.	1,692	26,209
South State Corp.	5,815	341,515
Southern First Bancshares, Inc.*	1,053	29,874
Southern National Bancorp. of Virginia, Inc.	3,587	35,296
Southside Bancshares, Inc.	5,581	169,607
Spirit of Texas Bancshares, Inc.*	2,479	25,633
Stock Yards Bancorp., Inc.	3,583	103,656
Summit Financial Group, Inc.	1,908	40,469
The Bancorp., Inc.*	9,092	55,188
Tompkins Financial Corp.	2,512	180,362
TowneBank	11,713	211,888
TriCo Bancshares	4,597	137,083
TriState Capital Holdings, Inc.*	4,665	45,111
Triumph Bancorp., Inc.*	3,883	100,958
Trustmark Corp.	11,281	262,847
UMB Financial Corp.	7,713	357,729
Union Bankshares, Inc.	739	16,627
United Bankshares, Inc.	16,977	391,829
United Community Banks, Inc.	13,815	252,953
United Securities Bancshares	2,548	16,307
Unity Bancorp., Inc.	1,412	16,520
Univest Corp. of Pennsylvania	4,985	81,355
Valley National Bancorp.	67,527	493,622
Veritex Holdings, Inc.	8,349	116,636
Washington Trust Bancorp., Inc.	2,676	97,835
WesBanco, Inc.	11,449	271,341
West Bancorp.	2,677	43,769
Westamerica Bancorp.	4,562	268,154
		22,869,888
Capital Markets 1.5%
Ares Management Corp. "A"	12,450	385,078
Artisan Partners Asset Management, Inc. "A"	8,704	187,049
Assetmark Financial Holdings, Inc.*	2,475	50,465
Associated Capital Group, Inc. "A"	276	8,446
B. Riley Financial, Inc.	3,654	67,307
Blucora, Inc.*	8,495	102,365
Brightsphere Investment Group, Inc.*	11,611	74,194
Cohen & Steers, Inc.	3,980	180,891
Cowen, Inc.	5,001	48,310
Diamond Hill Investment Group	564	50,895
Donnelley Financial Solution, Inc.*	5,454	28,743
Federated Hermes, Inc. "B"	16,815	320,326
Focus Financial Partners, Inc. "A"*	5,123	117,880
Gain Capital Holdings, Inc.	3,505	19,558
GAMCO Investors, Inc. "A"	957	10,517
Greenhill & Co., Inc.	2,892	28,457
Hamilton Lane, Inc. "A"	3,814	210,952
Houlihan Lokey, Inc.	7,224	376,515
INTL. FCStone, Inc.*	2,822	102,326
Moelis & Co. "A"	8,254	231,937
Oppenheimer Holdings, Inc. "A"	1,593	31,478
Piper Sandler Companies	2,300	116,311
PJT Partners, Inc. "A"	3,925	170,306
Pzena Investment Management, Inc. "A"	3,077	13,723
Safeguard Scientifics, Inc.	3,490	19,370
Sculptor Capital Management, Inc.	3,112	42,136
Siebert Financial Corp.*	1,389	10,029
Silvercrest Asset Management Group, Inc. "A"	1,608	15,212
Stifel Financial Corp.	11,529	475,917
Value Line, Inc.	187	6,049
Virtus Investment Partners, Inc.	1,143	86,994
Waddell & Reed Financial, Inc. "A"	11,528	131,189
Westwood Holdings Group, Inc.	1,479	27,080
WisdomTree Investments, Inc.	21,370	49,792
		3,797,797
Consumer Finance 0.6%
Curo Group Holdings Corp.	2,645	14,018
Elevate Credit, Inc.*	3,761	3,911
Encore Capital Group, Inc.*	5,345	124,966
Enova International, Inc.*	5,502	79,724
EZCORP, Inc. "A"*	9,415	39,260
FirstCash, Inc.	7,163	513,874
Green Dot Corp. "A"*	8,424	213,885
Lendingclub Corp.*	12,262	96,257
Medallion Financial Corp.*	3,810	7,087
Nelnet, Inc. "A"	3,121	141,725
Oportun Financial Corp.*	1,243	13,114
PRA Group, Inc.*	7,806	216,382
Regional Management Corp.*	1,560	21,310
World Acceptance Corp.*	969	52,917
		1,538,430
Diversified Financial Services 0.3%
Alerus Financial Corp.	450	7,434
Banco Latinoamericano de Comercio Exterior SA "E"	5,329	54,942
Cannae Holdings, Inc.*	12,825	429,509
FGL Holdings	25,460	249,508
GWG Holdings, Inc.* (a)	642	6,523
Marlin Business Services Corp.	1,586	17,715
On Deck Capital, Inc.*	10,457	16,104
		781,735
Insurance 2.6%
Ambac Financial Group, Inc.*	7,824	96,548
American Equity Investment Life Holding Co.	15,637	293,976
AMERISAFE, Inc.	3,334	214,943
Argo Group International Holdings Ltd.	5,685	210,686
Benefytt Technologies, Inc.* (a)	1,801	40,324
BRP Group, Inc.*	3,099	32,694
Citizens, Inc.* (a)	8,319	54,240
CNO Financial Group, Inc.	25,600	317,184
Crawford & Co. "A"	3,038	21,874
Donegal Group, Inc. "A"	1,923	29,230
eHealth, Inc.*	3,954	556,802
Employers Holdings, Inc.	5,512	223,291
Enstar Group Ltd.*	1,972	313,647
FBL Financial Group, Inc. "A"	1,716	80,086
FedNat Holding, Co.	2,019	23,178
Genworth Financial, Inc. "A"*	88,240	292,957
Global Indemnity Ltd.	1,389	35,419
Goosehead Insurance, Inc. "A"* (a)	2,010	89,706
Greenlight Capital Re Ltd. "A"*	5,111	30,410
Hallmark Financial Services, Inc.*	2,522	10,189
HCI Group, Inc.	1,086	43,711
Heritage Insurance Holdings, Inc.	4,636	49,652
Horace Mann Educators Corp.	7,084	259,204
Independence Holding Co.	889	22,723
Investors Title Co.	242	30,976
James River Group Holdings Ltd.	5,157	186,890
Kinsale Capital Group, Inc.	3,556	371,709
MBIA, Inc.* (a)	13,058	93,234
National General Holdings Corp.	11,721	193,983
National Western Life Group, Inc. "A"	399	68,628
NI Holdings, Inc.*	1,683	22,821
Palomar Holdings, Inc.*	3,235	188,148
ProAssurance Corp. (a)	9,134	228,350
ProSight Global, Inc.*	1,658	16,165
Protective Insurance Corp. "B"	1,579	21,711
RLI Corp.	6,931	609,443
Safety Insurance Group, Inc.	2,521	212,848
Selective Insurance Group, Inc.	10,165	505,200
State Auto Financial Corp.	3,018	83,870
Stewart Information Services Corp.	4,029	107,453
Third Point Reinsurance Ltd.*	12,725	94,292
Tiptree, Inc.	4,324	22,571
Trupanion, Inc.* (a)	4,896	127,443
United Fire Group, Inc.	3,678	119,940
United Insurance Holdings Corp.	3,590	33,172
Universal Insurance Holdings, Inc.	5,159	92,449
Watford Holdings Ltd.*	3,035	44,463
		6,818,433
Mortgage Real Estate Investment Trusts (REITs) 0.7%
AG Mortgage Investment Trust, Inc.	5,782	15,843
Anworth Mortgage Asset Corp.	18,024	20,367
Apollo Commercial Real Estate Finance, Inc.	26,482	196,496
Ares Commercial Real Estate Corp.	5,546	38,767
Arlington Asset Investment Corp. "A"	6,671	14,610
ARMOUR Residential REIT, Inc.	9,726	85,686
Blackstone Mortgage Trust, Inc. ,"A"	22,189	413,159
Capstead Mortgage Corp.	16,374	68,771
Cherry Hill Mortgage Investment Corp.	2,793	17,317
Colony Credit Real Estate, Inc.	14,495	57,110
Dynex Capital, Inc.	3,919	40,914
Ellington Financial, Inc.	6,878	39,273
Exantas Capital Corp.	5,677	15,669
Granite Point Mortgage Trust, Inc.	9,688	49,118
Great Ajax Corp.	2,999	19,074
Invesco Mortgage Capital, Inc.	29,186	99,524
KKR Real Estate Finance Trust, Inc.	4,446	66,734
Ladder Capital Corp.	18,421	87,316
New York Mortgage Trust, Inc.	64,589	100,113
Orchid Island Capital, Inc.	11,280	33,276
PennyMac Mortgage Investment Trust	16,887	179,340
Ready Capital Corp.	6,541	47,226
Redwood Trust, Inc.	19,249	97,400
TPG RE Finance Trust, Inc.	8,076	44,337
Western Asset Mortgage Capital Corp.	9,007	20,626
		1,868,066
Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc.*	9,833	178,272
Bridgewater Bancshares, Inc.*	3,819	37,235
Capitol Federal Financial, Inc.	23,146	268,725
Columbia Financial, Inc.*	9,047	130,277
ESSA Bancorp., Inc.	1,656	22,604
Essent Group Ltd.	16,740	440,932
Federal Agricultural Mortgage Corp. "C"	1,592	88,563
First Defiance Financial Corp.	6,567	96,798
Flagstar Bancorp., Inc.	6,048	119,932
FS Bancorp, Inc.	707	25,452
Greene County Bancorp., Inc.	571	13,339
Hingham Institution for Savings	230	33,348
Home Bancorp., Inc.	1,408	34,383
HomeStreet, Inc.	3,792	84,296
Kearny Financial Corp.	13,766	118,250
Luther Burbank Corp.	3,695	33,883
Merchants Bancorp.	1,599	24,273
Meridian Bancorp., Inc.	8,249	92,554
Meta Financial Group, Inc.	5,852	127,106
MMA Capital Holdings, Inc.*	909	22,480
Mr Cooper Group, Inc.*	13,533	99,197
NMI Holdings, Inc. "A"*	11,462	133,074
Northfield Bancorp., Inc.	7,479	83,690
Northwest Bancshares, Inc.	17,587	203,482
OceanFirst Financial Corp.	9,269	147,470
Ocwen Financial Corp.*	24,854	12,427
OP Bancorp.	2,318	17,292
PCSB Financial Corp.	2,588	36,206
PennyMac Financial Services, Inc.	4,428	97,903
Pioneer Bancorp. Inc.*	1,979	20,542
Ponce de Leon Federal Bank*	1,616	16,596
Provident Bancorp, Inc.*	1,687	14,542
Provident Financial Holdings, Inc.	1,084	16,509
Provident Financial Services, Inc.	10,707	137,692
Prudential Bancorp., Inc.	1,575	23,310
Radian Group, Inc.	35,133	454,972
Riverview Bancorp., Inc.	3,700	18,537
Southern Missouri Bancorp., Inc.	1,297	31,478
Sterling Bancorp., Inc.	3,148	13,536
Territorial Bancorp., Inc.	1,308	32,111
Timberland Bancorp., Inc.	1,398	25,570
TrustCo Bank Corp.	15,659	84,715
Velocity Financial, Inc.*	1,006	7,575
Walker & Dunlop, Inc.	4,799	193,256
Washington Federal, Inc.	13,521	351,005
Waterstone Financial, Inc.	4,267	62,042
Western New England Bancorp, Inc.	4,291	29,007
WSFS Financial Corp.	8,739	217,776
		4,574,214
Health Care 20.7%
Biotechnology 9.0%
89bio, Inc.*	547	13,812
Abeona Therapeutics, Inc.*	8,519	17,890
ACADIA Pharmaceuticals, Inc.*	19,522	824,804
Acceleron Pharma, Inc.*	7,811	701,975
Acorda Therapeutics, Inc.*	8,544	7,968
Adamas Pharmaceuticals, Inc.*	4,257	12,303
ADMA Biologics, Inc.*	11,504	33,132
Aduro Biotech, Inc.*	11,642	31,899
Adverum Biotechnologies, Inc.* (a)	10,985	107,323
Aeglea BioTherapeutics, Inc.*	4,819	22,457
Affimed NV*	13,800	21,804
Agenus, Inc.* (a)	19,312	47,314
AgeX Therapeutics, Inc.*	3,932	3,657
Aimmune Therapeutics, Inc.*	7,913	114,105
Akcea Therapeutics, Inc.*	2,318	33,147
Akebia Therapeutics, Inc.*	20,638	156,436
Akero Therapeutics, Inc.*	1,417	30,040
Albireo Pharma, Inc.*	2,250	36,832
Aldeyra Therapeutics, Inc.*	4,070	10,053
Alector, Inc.*	6,029	145,480
Allakos, Inc.* (a)	3,384	150,554
Allogene Therapeutics, Inc.*	6,729	130,812
AMAG Pharmaceuticals, Inc.* (a)	5,897	36,443
Amicus Therapeutics, Inc.*	44,442	410,644
AnaptysBio, Inc.*	3,986	56,322
Anavex Life Sciences Corp.*	7,924	24,961
Anika Therapeutics, Inc.*	2,385	68,950
Apellis Pharmaceuticals, Inc.*	9,987	267,552
Applied Therapeutics, Inc.*	1,411	46,126
Aprea Therapeutics, Inc.*	1,170	40,669
Arcus Biosciences, Inc.*	5,631	78,158
Arcutis Biotherapeutics, Inc.*	1,777	52,955
Ardelyx, Inc.*	10,778	61,273
Arena Pharmaceuticals, Inc.*	8,792	369,264
Arrowhead Pharmaceuticals, Inc.*	17,377	499,936
Assembly Biosciences, Inc.*	4,865	72,148
Atara Biotherapeutics, Inc.*	8,436	71,790
Athenex, Inc.* (a)	12,124	93,840
Athersys, Inc.*	23,640	70,920
Atreca, Inc.*	2,951	48,839
Avid Bioservices, Inc.*	10,374	53,011
Avrobio, Inc.*	4,121	64,123
Axcella Health, Inc.*	543	1,857
Baudax Bio, Inc.* (a)	1,421	3,524
Beam Therapeutics, Inc.*	2,101	37,818
Beyondspring, Inc.*	2,051	26,273
BioCryst Pharmaceuticals, Inc.*	26,622	53,244
Biohaven Pharmaceutical Holding Co., Ltd.*	7,450	253,523
BioSpecifics Technologies Corp.*	1,063	60,134
Bioxcel Therapeutics, Inc.*	1,113	24,876
Black Diamond Therapeutics, Inc.*	2,060	51,397
Blueprint Medicines Corp.*	9,289	543,221
Bridgebio Pharma, Inc.* (a)	13,056	378,624
Cabaletta Bio, Inc.*	1,204	8,789
Calithera Biosciences, Inc.*	9,762	43,343
Calyxt, Inc.*	1,724	5,741
CareDx, Inc.*	7,108	155,168
CASI Pharmaceuticals, Inc.* (a)	9,558	19,498
Castle Biosciences, Inc.*	1,641	48,918
Catalyst Pharmaceuticals, Inc.*	17,215	66,278
CEL-SCI Corp* (a)	5,705	65,836
Celcuity, Inc.*	1,097	7,130
Cellular Biomedicine Group, Inc.*	2,100	33,222
Centogene NV*	331	6,620
Checkpoint Therapeutics, Inc.*	8,015	12,103
ChemoCentryx, Inc.*	7,115	285,881
Chimerix, Inc.*	9,756	14,049
Clovis Oncology, Inc.* (a)	8,699	55,326
Coherus Biosciences, Inc.*	10,905	176,879
Concert Pharmaceuticals, Inc.*	4,711	41,645
Constellation Pharmaceuticals, Inc.*	3,295	103,562
Corbus Pharmaceuticals Holdings, Inc.*	10,962	57,441
Cortexyme, Inc.* (a)	2,031	92,634
Crinetics Pharmaceuticals, Inc.*	2,040	29,988
Cue Biopharma, Inc.*	3,329	47,239
Cyclerion Therapeutics, Inc.*	4,363	11,562
Cytokinetics, Inc.*	9,748	114,929
CytomX Therapeutics, Inc.*	7,829	60,048
Deciphera Pharmaceuticals, Inc.*	3,703	152,453
Denali Therapeutics, Inc.*	9,061	158,658
Dicerna Pharmaceuticals, Inc.*	9,297	170,786
Dynavax Technologies Corp.*	14,608	51,566
Eagle Pharmaceuticals, Inc.*	1,639	75,394
Editas Medicine, Inc.* (a)	8,836	175,218
Eidos Therapeutics, Inc.*	1,954	95,726
Eiger BioPharmaceuticals, Inc.*	4,323	29,396
Emergent BioSolutions, Inc.*	7,935	459,119
Enanta Pharmaceuticals, Inc.*	3,270	168,176
Enochian Biosciences, Inc.* (a)	2,438	7,314
Epizyme, Inc.*	13,445	208,532
Esperion Therapeutics, Inc.* (a)	4,380	138,101
Evelo Biosciences, Inc.* (a)	2,496	9,372
Fate Therapeutics, Inc.*	10,585	235,093
FibroGen, Inc.*	13,624	473,434
Five Prime Therapeutics, Inc.*	6,656	15,109
Flexion Therapeutics, Inc.*	5,575	43,875
Forty Seven, Inc.*	4,393	419,180
Frequency Therapeutics, Inc.*	1,059	18,861
G1 Therapeutics, Inc.*	6,014	66,274
Galectin Therapeutics, Inc.* (a)	7,728	15,147
Galera Therapeutics, Inc.*	565	5,367
Geron Corp.*	33,517	39,885
Global Blood Therapeutics, Inc.*	10,044	513,148
GlycoMimetics, Inc.*	5,874	13,393
Gossamer Bio, Inc.*	7,564	76,775
Gritstone Oncology, Inc.* (a)	4,603	26,789
Halozyme Therapeutics, Inc.*	23,309	419,329
Harpoon Therapeutics, Inc.*	1,094	12,669
Heron Therapeutics, Inc.*	14,576	171,122
Homology Medicines, Inc.*	4,080	63,403
Hookipa Pharma, Inc.*	1,786	14,734
IGM Biosciences, Inc.*	898	50,423
ImmunoGen, Inc.*	29,119	99,296
Immunomedics, Inc.*	33,021	445,123
Inovio Pharmaceuticals, Inc.* (a)	16,369	121,785
Insmed, Inc.*	15,458	247,792
Intellia Therapeutics, Inc.* (a)	6,815	83,347
Intercept Pharmaceuticals, Inc.* (a)	4,383	275,954
Invitae Corp.* (a)	14,823	202,630
Iovance Biotherapeutics, Inc.*	20,316	608,159
Ironwood Pharmaceuticals, Inc.*	27,095	273,389
Jounce Therapeutics, Inc.*	2,760	13,110
Kadmon Holdings, Inc.*	27,824	116,583
KalVista Pharmaceuticals, Inc.*	2,157	16,501
Karuna Therapeutics, Inc.*	1,830	131,760
Karyopharm Therapeutics, Inc.*	10,294	197,748
Kezar Life Sciences, Inc.*	4,715	20,557
Kindred Biosciences, Inc.*	6,155	24,620
Kiniksa Pharmaceuticals Ltd. "A"*	2,577	39,892
Kodiak Sciences, Inc.*	4,892	233,348
Krystal Biotech, Inc.*	1,871	80,902
Kura Oncology, Inc.*	6,045	60,148
La Jolla Pharmaceutical Co.*	2,634	11,063
Lexicon Pharmaceuticals, Inc.*	7,485	14,596
Ligand Pharmaceuticals, Inc.* (a)	2,989	217,360
Lineage Cell Therapeutics, Inc.*	19,721	16,331
LogicBio Therapeutics, Inc.*	1,472	7,272
MacroGenics, Inc.*	8,532	49,656
Madrigal Pharmaceuticals, Inc.* (a)	1,547	103,278
Magenta Therapeutics, Inc.*	3,598	22,595
MannKind Corp.*	34,082	35,104
Marker Therapeutics, Inc.* (a)	5,003	9,506
MediciNova, Inc.* (a)	7,646	28,443
MEI Pharma, Inc.*	17,829	28,705
MeiraGTx Holdings PLC*	2,883	38,748
Mersana Therapeutics, Inc.*	6,635	38,682
Millendo Therapeutics, Inc.*	1,588	8,385
Minerva Neurosciences, Inc.*	5,484	33,014
Mirati Therapeutics, Inc.*	5,170	397,418
Mirum Pharmaceuticals, Inc.*	827	11,578
Molecular Templates, Inc.*	3,573	47,485
Momenta Pharmaceuticals, Inc.*	19,662	534,806
Morphic Holding, Inc.*	1,812	26,600
Mustang Bio, Inc.*	5,138	13,770
Myriad Genetics, Inc.*	12,366	176,957
Natera, Inc.*	10,798	322,428
Neon Therapeutics, Inc.* (a)	2,468	6,516
NextCure, Inc.*	2,543	94,269
Novavax, Inc.*	5,481	74,432
Oncocyte Corp.*	3,973	9,734
OPKO Health, Inc.* (a)	66,657	89,320
Organogenesis Holdings, Inc.*	1,949	6,295
Oyster Point Pharma, Inc.*	1,036	36,260
Palatin Technologies, Inc.*	36,862	15,615
PDL BioPharma, Inc.*	19,844	55,960
Pfenex, Inc.*	4,757	41,957
PhaseBio Pharmaceuticals, Inc.*	2,535	8,391
Pieris Pharmaceuticals, Inc.*	8,549	19,492
PolarityTE, Inc.* (a)	2,587	2,794
Portola Pharmaceuticals, Inc.* (a)	12,867	91,742
Precigen, Inc.* (a)	12,708	43,207
Precision BioSciences, Inc.*	6,473	39,032
Prevail Therapeutics, Inc.*	2,388	29,110
Principia Biopharma, Inc.*	3,206	190,372
Progenics Pharmaceuticals, Inc.*	14,397	54,709
Protagonist Therapeutics, Inc.*	2,800	19,768
Prothena Corp. PLC*	6,903	73,862
PTC Therapeutics, Inc.*	10,467	466,933
Puma Biotechnology, Inc.*	4,983	42,057
Ra Pharmaceuticals, Inc.*	6,075	291,661
Radius Health, Inc.*	7,648	99,424
RAPT Therapeutics, Inc.*	307	6,530
REGENXBIO, Inc.*	5,708	184,825
Replimune Group, Inc.*	2,482	24,746
Retrophin, Inc.*	6,922	100,992
Revolution Medicines, Inc.*	2,428	53,197
Rhythm Pharmaceuticals, Inc.*	4,836	73,604
Rigel Pharmaceuticals, Inc.*	30,323	47,304
Rocket Pharmaceuticals, Inc.*	5,469	76,293
Rubius Therapeutics, Inc.*	6,158	27,403
Sangamo Therapeutics, Inc.*	19,834	126,343
Savara, Inc.*	5,281	11,196
Scholar Rock Holding Corp.*	3,194	38,679
Seres Therapeutics, Inc.*	6,353	22,680
Solid Biosciences, Inc.*	3,463	8,277
Sorrento Therapeutics, Inc.* (a)	22,186	40,822
Spectrum Pharmaceuticals, Inc.*	20,078	46,782
Spero Therapeutics, Inc.*	1,891	15,279
SpringWorks Therapeutics*	1,870	50,490
Stemline Therapeutics, Inc.*	7,979	38,618
Stoke Therapeutics, Inc.*	2,942	67,372
Sutro Biopharma, Inc.*	2,010	20,502
Syndax Pharmaceuticals, Inc.*	3,711	40,710
Synlogic, Inc.*	2,897	4,983
Syros Pharmaceuticals, Inc.*	6,399	37,946
TCR2 Therapeutics, Inc.*	2,057	15,921
TG Therapeutics, Inc.* (a)	14,891	146,527
Tocagen, Inc.*	3,709	4,525
Translate Bio, Inc.* (a)	6,316	62,971
Turning Point Therapeutics, Inc.*	4,828	215,618
Twist Bioscience Corp.*	4,571	139,781
Tyme Technologies, Inc.* (a)	10,890	11,979
Ultragenyx Pharmaceutical, Inc.*	9,495	421,863
UNITY Biotechnology, Inc.*	5,127	29,737
UroGen Pharma Ltd.* (a)	3,335	59,496
Vanda Pharmaceuticals, Inc.*	9,206	95,374
VBI Vaccines, Inc.*	24,459	23,236
Veracyte, Inc.*	8,200	199,342
Vericel Corp.*	7,909	72,526
Viela Bio, Inc.* (a)	990	37,620
Viking Therapeutics, Inc.*	11,483	53,740
Vir Biotechnology, Inc.* (a)	1,221	41,844
Voyager Therapeutics, Inc.*	4,299	39,336
X4 Pharmaceuticals, Inc.*	2,761	27,610
XBiotech, Inc.* (a)	2,315	24,585
Xencor, Inc.*	8,209	245,285
Y-mAbs Therapeutics, Inc.*	3,964	103,460
ZIOPHARM Oncology, Inc.* (a)	31,647	77,535
		23,438,682
Health Care Equipment & Supplies 4.5%
Accuray, Inc.*	16,213	30,805
Alphatec Holdings, Inc.*	6,539	22,560
AngioDynamics, Inc.*	6,472	67,503
Antares Pharma, Inc.*	28,531	67,333
Apyx Medical Corp.*	6,141	22,046
AtriCure, Inc.* (a)	6,612	222,097
Atrion Corp.	248	161,200
Avanos Medical, Inc.*	8,230	221,634
AxoGen, Inc.*	6,054	62,962
Axonics Modulation Technologies, Inc.* (a)	3,230	82,074
BioLife Solutions, Inc.*	1,230	11,685
BioSig Technologies, Inc.* (a)	2,887	12,097
Cardiovascular Systems, Inc.*	5,999	211,225
Cerus Corp.*	26,729	124,290
ConforMIS, Inc.*	11,793	7,430
CONMED Corp. (a)	4,741	271,517
CryoLife, Inc.*	6,362	107,645
CryoPort, Inc.*	5,516	94,158
Cutera, Inc.*	2,534	33,094
CytoSorbents Corp.* (a)	4,887	37,776
ElectroCore, Inc.*	2,066	1,963
GenMark Diagnostics, Inc.*	10,167	41,888
Glaukos Corp.*	6,657	205,435
Globus Medical, Inc. "A"*	13,188	560,886
Haemonetics Corp.*	8,751	872,125
Heska Corp.*	1,229	67,964
Inogen, Inc.*	3,163	163,401
Integer Holdings Corp.*	5,655	355,473
IntriCon, Corp.*	1,565	18,420
Invacare Corp.	6,078	45,160
iRadimed Corp.*	898	19,172
iRhythm Technologies, Inc.*	4,603	374,454
Lantheus Holdings, Inc.*	6,377	81,371
LeMaitre Vascular, Inc.	2,840	70,773
LivaNova PLC*	8,445	382,136
Meridian Bioscience, Inc.*	7,042	59,153
Merit Medical Systems, Inc.*	9,361	292,531
Mesa Laboratories, Inc.	694	156,906
Misonix, Inc.*	1,354	12,755
Natus Medical, Inc.*	5,828	134,802
Neogen Corp.*	8,982	601,704
Neuronetics, Inc.*	2,597	4,908
Nevro Corp.*	5,185	518,396
Novocure Ltd.*	15,070	1,014,814
NuVasive, Inc.*	9,010	456,447
OraSure Technologies, Inc.*	10,882	117,090
Orthofix Medical, Inc.*	3,017	84,506
OrthoPediatrics Corp.*	1,748	69,291
Pulse Biosciences, Inc.* (a)	2,158	15,451
Quidel Corp.*	6,204	606,813
Rockwell Medical, Inc.* (a)	9,947	20,391
RTI Surgical, Inc.*	10,287	17,591
SeaSpine Holdings Corp.*	3,736	30,523
Senseonics Holdings, Inc.* (a)	19,640	12,442
Shockwave Medical, Inc.*	4,386	145,527
SI-BONE, Inc.*	3,429	40,977
Sientra, Inc.*	6,752	13,436
Silk Road Medical, Inc.* (a)	2,890	90,977
Soliton, Inc.* (a)	1,120	9,072
STAAR Surgical Co.*	7,731	249,402
SurModics, Inc.*	2,153	71,738
Tactile Systems Technology, Inc.*	3,146	126,343
Tandem Diabetes Care, Inc.*	9,721	625,546
TransEnterix, Inc.* (a)	2,615	920
TransMedics Group, Inc.*	2,544	30,732
Utah Medical Products, Inc.	612	57,559
Vapotherm, Inc.*	2,521	47,470
Varex Imaging Corp.*	6,548	148,705
ViewRay, Inc.*	17,150	42,875
Wright Medical Group NV* (a)	21,899	627,406
Zynex, Inc.* (a)	2,874	31,815
		11,718,766
Health Care Providers & Services 2.4%
1Life Healthcare, Inc.* (a)	3,300	59,895
Addus HomeCare Corp.*	2,147	145,137
Amedisys, Inc.*	5,438	998,091
American Renal Associates Holdings, Inc.*	3,389	22,401
AMN Healthcare Services, Inc.*	8,006	462,827
Apollo Medical Holdings, Inc.*	1,611	20,814
Avalon GloboCare Corp.*	4,006	6,209
BioTelemetry, Inc.*	5,660	217,967
Brookdale Senior Living, Inc.*	31,374	97,887
Catasys, Inc.*	1,304	19,860
Community Health Systems, Inc.*	14,091	47,064
CorVel Corp.*	1,528	83,291
Cross Country Healthcare, Inc.*	5,908	39,820
Enzo Biochem, Inc.*	8,562	21,662
Exagen, Inc.*	584	9,309
Genesis Healthcare, Inc.*	14,991	12,631
Hanger, Inc.*	6,455	100,569
HealthEquity, Inc.*	12,026	608,395
LHC Group, Inc.*	5,216	731,283
Magellan Health, Inc.*	3,779	181,808
National Healthcare Corp.	2,115	151,709
National Research Corp. "A"	2,150	97,782
Option Care Health, Inc.*	5,365	50,807
Owens & Minor, Inc.	10,583	96,834
Patterson Companies, Inc.	14,607	223,341
Pennant Group, Inc.*	4,520	64,003
PetIQ, Inc.*	3,405	79,098
Progyny, Inc.* (a)	2,095	44,393
Providence Service Corp.*	2,081	114,205
R1 RCM, Inc.*	18,063	164,193
RadNet, Inc.*	7,464	78,447
Select Medical Holdings Corp.*	19,202	288,030
Surgery Partners, Inc.*	4,424	28,889
Tenet Healthcare Corp.*	17,953	258,523
The Ensign Group, Inc.	8,771	329,877
The Joint Corp.*	2,412	26,170
Tivity Health, Inc.*	8,532	53,666
Triple-S Management Corp. "B"*	4,056	57,190
U.S. Physical Therapy, Inc.	2,162	149,178
		6,243,255
Health Care Technology 1.8%
Allscripts Healthcare Solutions, Inc.*	28,187	198,436
Castlight Health, Inc. "B"*	18,589	13,442
Computer Programs & Systems, Inc.	2,112	46,992
Evolent Health, Inc. "A"*	12,995	70,563
Health Catalyst, Inc.*	3,245	84,857
HealthStream, Inc.*	4,638	111,080
HMS Holdings Corp.*	15,260	385,620
Inovalon Holdings, Inc. "A"*	12,712	211,782
Inspire Medical Systems, Inc.*	2,363	142,442
Livongo Health, Inc.* (a)	8,934	254,887
NextGen Healthcare, Inc.*	9,100	95,004
Omnicell, Inc.*	7,187	471,323
OptimizeRx Corp.*	2,214	20,059
Phreesia, Inc.*	4,702	98,883
Schrodinger, Inc.* (a)	2,376	102,453
Simulations Plus, Inc.	2,077	72,529
Tabula Rasa HealthCare, Inc.* (a)	3,389	177,211
Teladoc Health, Inc.*	12,536	1,943,205
Vocera Communications, Inc.*	5,233	111,149
		4,611,917
Life Sciences Tools & Services 1.1%
Accelerate Diagnostics, Inc.* (a)	4,770	39,734
ChromaDex Corp.* (a)	7,218	23,531
Codexis, Inc.*	9,038	100,864
Fluidigm Corp.*	12,384	31,455
Luminex Corp.	7,357	202,538
Medpace Holdings, Inc.*	4,789	351,417
NanoString Technologies, Inc.*	5,958	143,290
NeoGenomics, Inc.*	16,550	456,946
Pacific Biosciences of California, Inc.*	23,402	71,610
Personalis, Inc.*	2,964	23,920
Quanterix Corp.*	2,289	42,049
Repligen Corp.*	9,069	875,521
Syneos Health, Inc.*	10,827	426,800
		2,789,675
Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.*	14,440	17,039
Acer Therapeutics, Inc.*	1,214	2,416
Aclaris Therapeutics, Inc.*	5,273	5,484
Aerie Pharmaceuticals, Inc.* (a)	7,203	97,240
Akorn, Inc.*	17,243	9,677
Amneal Pharmaceuticals, Inc.*	21,168	73,665
Amphastar Pharmaceuticals, Inc.*	5,948	88,268
ANI Pharmaceuticals, Inc.*	1,633	66,528
Arvinas Holding Co. LLC*	3,693	148,828
Assertio Therapeutics, Inc.*	12,185	7,920
Axsome Therapeutics, Inc.*	4,627	272,206
BioDelivery Sciences International, Inc.*	15,041	57,005
Cara Therapeutics, Inc.* (a)	6,989	92,325
cbdMD, Inc.*	927	862
Cerecor, Inc.*	3,952	9,801
Chiasma, Inc.*	4,814	17,571
Collegium Pharmaceutical, Inc.*	5,661	92,444
Corcept Therapeutics, Inc.*	16,686	198,397
CorMedix, Inc.* (a)	4,352	15,624
Cymabay Therapeutics, Inc.*	12,712	18,814
Eloxx Pharmaceuticals, Inc.*	4,043	7,924
Endo International PLC*	38,588	142,776
Evofem Biosciences, Inc.*	2,606	13,864
Evolus, Inc.*	3,305	13,716
EyePoint Pharmaceuticals, Inc.*	11,389	11,617
Fulcrum Therapeutics, Inc.*	2,131	25,444
Innoviva, Inc.*	11,000	129,360
Intersect ENT, Inc.*	5,464	64,748
Intra-Cellular Therapies, Inc.*	9,141	140,497
Kala Pharmaceuticals, Inc.* (a)	4,016	35,301
Kaleido Biosciences, Inc.*	2,314	14,231
Lannett Co., Inc.* (a)	5,888	40,922
Liquidia Technologies, Inc.*	2,474	11,653
Mallinckrodt PLC* (a)	15,017	29,734
Marinus Pharmaceuticals, Inc.*	13,112	26,617
Menlo Therapeutics, Inc.*	8,189	21,946
MyoKardia, Inc.*	7,706	361,257
NGM Biopharmaceuticals, Inc.*	4,375	53,944
Ocular Therapeutix, Inc.* (a)	7,234	35,808
Odonate Therapeutics, Inc.*	1,658	45,777
Omeros Corp.* (a)	8,862	118,485
Optinose, Inc.*	4,592	20,618
Osmotica Pharmaceuticals PLC*	1,755	5,581
Pacira BioSciences, Inc.*	7,101	238,097
Paratek Pharmaceuticals, Inc.*	5,751	18,116
Phathom Pharmaceuticals, Inc.* (a)	1,920	49,574
Phibro Animal Health Corp. "A"	3,626	87,640
Prestige Consumer Healthcare, Inc.*	8,723	319,960
Reata Pharmaceuticals, Inc. "A"*	3,930	567,256
Recro Pharma, Inc.*	3,553	29,028
resTORbio, Inc.*	2,759	2,842
Revance Therapeutics, Inc.*	8,955	132,534
Satsuma Pharmaceuticals, Inc.*	776	16,700
SIGA Technologies, Inc.*	9,499	45,405
Strongbridge Biopharma PLC*	6,681	12,627
Supernus Pharmaceuticals, Inc.*	8,706	156,621
TherapeuticsMD, Inc.* (a)	39,716	42,099
Theravance Biopharma, Inc.* (a)	8,547	197,521
Tricida, Inc.*	3,870	85,140
Verrica Pharmaceuticals, Inc.*	2,378	25,992
WaVe Life Sciences Ltd.* (a)	3,991	37,396
Xeris Pharmaceuticals, Inc.*	4,920	9,594
Zogenix, Inc.*	7,404	183,101
Zynerba Pharmaceuticals, Inc.* (a)	3,839	14,703
		4,935,880
Industrials 14.7%
Aerospace & Defense 1.4%
AAR Corp.	5,730	101,765
Aerojet Rocketdyne Holdings, Inc.*	12,657	529,442
AeroVironment, Inc.*	3,732	227,503
Astronics Corp.*	4,025	36,950
Axon Enterprise, Inc.*	10,119	716,122
Cubic Corp.	5,415	223,694
Ducommun, Inc.*	1,905	47,339
Kratos Defense & Security Solutions, Inc.*	15,661	216,748
Maxar Technologies, Inc.*	10,492	112,055
Mercury Systems, Inc.*	9,408	671,167
Moog, Inc. "A"	5,323	268,971
National Presto Industries, Inc.	857	60,684
Park Aerospace Corp.	3,539	44,591
Parsons Corp.*	3,291	105,180
Triumph Group, Inc.	9,016	60,948
Vectrus, Inc.*	1,973	81,702
		3,504,861
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,014	183,056
Atlas Air Worldwide Holdings, Inc.*	3,902	100,164
Echo Global Logistics, Inc.*	4,696	80,208
Forward Air Corp.	4,923	249,350
Hub Group, Inc. "A"*	5,662	257,451
Radiant Logistics, Inc.*	6,951	26,900
		897,129
Airlines 0.3%
Allegiant Travel Co.	2,209	180,696
Hawaiian Holdings, Inc.	7,827	81,714
Mesa Air Group, Inc.*	5,331	17,539
SkyWest, Inc.	8,408	220,206
Spirit Airlines, Inc.* (a)	11,964	154,216
		654,371
Building Products 1.5%
AAON, Inc.	7,123	344,184
Advanced Drainage Systems, Inc.	7,583	223,244
American Woodmark Corp.*	2,881	131,287
Apogee Enterprises, Inc.	4,449	92,628
Armstrong Flooring, Inc.*	3,852	5,508
Builders FirstSource, Inc.*	19,507	238,571
Caesarstone Ltd.	4,046	42,766
Cornerstone Building Brands, Inc.*	8,050	36,708
CSW Industrials, Inc.	2,524	163,682
Gibraltar Industries, Inc.*	5,650	242,498
Griffon Corp.	6,467	81,808
Insteel Industries, Inc.	3,205	42,466
JELD-WEN Holding, Inc.*	11,563	112,508
Masonite International Corp.*	4,283	203,228
Patrick Industries, Inc.	3,883	109,345
PGT Innovations, Inc.*	10,189	85,486
Quanex Building Products Corp.	5,766	58,121
Simpson Manufacturing Co., Inc.	7,787	482,638
Trex Co., Inc.*	10,195	817,027
Universal Forest Products, Inc.	10,367	385,549
		3,899,252
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	11,599	282,552
Acco Brands Corp.	16,969	85,693
Advanced Disposal Services, Inc.*	12,661	415,281
Brady Corp. "A"	8,419	379,950
BrightView Holdings, Inc.*	5,527	61,129
Casella Waste Systems, Inc. "A"*	7,853	306,738
CECO Environmental Corp.*	5,409	25,260
Charah Solutions, Inc.*	1,307	2,235
Cimpress PLC*	3,272	174,070
CompX International, Inc.	395	6,004
Covanta Holding Corp.	20,319	173,727
Deluxe Corp.	7,268	188,459
Ennis, Inc.	4,498	84,472
Harsco Corp.*	13,889	96,806
Healthcare Services Group, Inc.	12,942	309,443
Heritage-Crystal Clean, Inc.*	2,646	42,971
Herman Miller, Inc.	10,245	227,439
HNI Corp.	7,324	184,492
Interface, Inc.	10,269	77,634
Kimball International, Inc. "B"	6,298	75,009
Knoll, Inc.	8,684	89,619
Matthews International Corp. "A"	5,126	123,998
McGrath RentCorp.	4,149	217,325
Mobile Mini, Inc.	7,539	197,748
MSA Safety, Inc.	6,124	619,749
NL Industries, Inc.	1,487	4,431
PICO Holdings, Inc.*	3,409	26,522
Pitney Bowes, Inc.	30,260	61,730
Quad Graphics, Inc.	5,771	14,543
R.R. Donnelley & Sons Co.	12,460	11,943
SP Plus Corp.*	4,027	83,560
Steelcase, Inc. "A"	15,268	150,695
Team, Inc.*	5,479	35,614
Tetra Tech, Inc.	9,452	667,500
The Brink's Co.	8,679	451,742
U.S. Ecology, Inc.	4,092	124,397
UniFirst Corp.	2,641	399,029
Viad Corp.	3,438	72,989
VSE Corp.	1,588	26,027
		6,578,525
Construction & Engineering 1.0%
Aegion Corp.*	5,437	97,485
Ameresco, Inc. "A"*	4,019	68,443
Arcosa, Inc.	8,483	337,114
Argan, Inc.	2,551	88,188
Comfort Systems U.S.A., Inc.	6,224	227,487
Concrete Pumping Holdings, Inc.*	5,036	14,403
Construction Partners, Inc. "A"*	3,398	57,392
Dycom Industries, Inc.*	5,321	136,484
EMCOR Group, Inc.	9,695	594,497
Granite Construction, Inc.	7,928	120,347
Great Lakes Dredge & Dock Corp.*	10,753	89,250
IES Holdings, Inc.*	1,464	25,840
MasTec, Inc.*	10,483	343,109
MYR Group, Inc.*	2,804	73,437
Northwest Pipe Co.*	1,699	37,803
NV5 Holdings, Inc.*	1,830	75,561
Primoris Services Corp.	7,471	118,789
Sterling Construction Co., Inc.*	4,636	44,042
Tutor Perini Corp.*	7,088	47,631
Willscot Corp.*	8,536	86,470
		2,683,772
Electrical Equipment 1.0%
Allied Motion Technologies, Inc.	1,271	30,123
American Superconductor Corp.*	3,878	21,251
Atkore International Group, Inc.*	8,339	175,703
AZZ, Inc.	4,355	122,463
Bloom Energy Corp. "A"* (a)	9,854	51,536
Encore Wire Corp.	3,524	147,973
Energous Corp.*	5,624	4,179
EnerSys	7,439	368,379
Generac Holdings, Inc.*	10,585	986,204
Plug Power, Inc.* (a)	52,010	184,115
Powell Industries, Inc.	1,557	39,968
Preformed Line Products Co.	538	26,809
Sunrun, Inc.*	19,588	197,839
Thermon Group Holdings, Inc.*	5,402	81,408
TPI Composites, Inc.*	5,139	75,954
Vicor Corp.*	3,131	139,455
Vivint Solar, Inc.*	8,048	35,170
		2,688,529
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,264	132,985
Machinery 3.4%
Alamo Group, Inc.	1,701	151,015
Albany International Corp. "A"	5,324	251,985
Altra Industrial Motion Corp.	11,047	193,212
Astec Industries, Inc.	3,911	136,768
Barnes Group, Inc.	8,212	343,508
Blue Bird Corp.*	2,537	27,729
Briggs & Stratton Corp. (a)	7,536	13,640
Chart Industries, Inc.*	6,223	180,343
CIRCOR International, Inc.*	3,510	40,821
Columbus McKinnon Corp.	3,825	95,625
Commercial Vehicle Group, Inc.*	5,539	8,364
Douglas Dynamics, Inc.	3,869	137,388
Energy Recovery, Inc.*	6,306	46,917
Enerpac Tool Group Corp.	9,649	159,691
EnPro Industries, Inc.	3,469	137,303
ESCO Technologies, Inc.	4,459	338,483
Evoqua Water Technologies Corp.* (a)	13,140	147,299
Federal Signal Corp.	10,457	285,267
Franklin Electric Co., Inc.	8,052	379,491
Gencor Industries, Inc.*	1,725	18,112
Gorman-Rupp Co.	3,037	94,785
Graham Corp.	1,799	23,207
Greenbrier Companies, Inc.	5,337	94,678
Helios Technologies, Inc.	5,095	193,202
Hillenbrand, Inc.	12,438	237,690
Hurco Companies, Inc.	1,178	34,280
Hyster-Yale Materials Handling, Inc.	1,785	71,561
John Bean Technologies Corp.	5,428	403,138
Kadant, Inc.	1,906	142,283
Kennametal, Inc.	14,345	267,104
L.B. Foster Co. "A"*	1,769	21,865
Lindsay Corp.	1,888	172,903
Luxfer Holdings PLC	4,835	68,367
Lydall, Inc.*	3,147	20,330
Manitowoc Co., Inc.*	5,633	47,880
Mayville Engineering Co., Inc.*	1,165	7,141
Meritor, Inc.*	12,340	163,505
Miller Industries, Inc.	1,885	53,308
Mueller Industries, Inc.	9,641	230,805
Mueller Water Products, Inc. "A"	27,192	217,808
Navistar International Corp.*	8,628	142,276
NN, Inc.	7,172	12,408
Omega Flex, Inc.	530	44,732
Park-Ohio Holdings Corp.	1,505	28,505
Proto Labs, Inc.*	4,702	357,963
RBC Bearings, Inc.*	4,214	475,297
REV Group, Inc.	4,650	19,390
Rexnord Corp.	18,501	419,418
Spartan Motors, Inc.	5,864	75,704
SPX Corp.*	7,624	248,847
SPX FLOW, Inc.*	7,325	208,176
Standex International Corp.	2,083	102,109
Tennant Co.	3,150	182,542
Terex Corp.	10,668	153,192
The Eastern Co.	1,014	19,773
Titan International, Inc.	9,043	14,017
TriMas Corp.*	7,836	181,012
Twin Disc, Inc.*	2,015	14,065
Wabash National Corp.	8,680	62,670
Watts Water Technologies, Inc. "A"	4,819	407,928
Welbilt, Inc.*	22,417	114,999
		8,943,824
Marine 0.1%
Costamare, Inc.	9,348	42,253
Eagle Bulk Shipping, Inc.* (a)	7,643	14,139
Genco Shipping & Trading Ltd.	2,821	18,111
Matson, Inc.	7,390	226,282
Safe Bulkers, Inc.*	9,520	11,329
Scorpio Bulkers, Inc.	10,057	25,444
		337,558
Professional Services 1.5%
Acacia Research Corp.*	8,909	19,778
ASGN, Inc.*	8,935	315,584
Barrett Business Services, Inc.	1,308	51,849
BG Staffing, Inc.	1,876	14,032
CBIZ, Inc.*	8,672	181,418
CRA International, Inc.	1,291	43,132
Exponent, Inc.	8,969	644,961
Forrester Research, Inc.*	1,738	50,802
Franklin Covey Co.*	1,793	27,863
FTI Consulting, Inc.*	6,462	773,954
GP Strategies Corp.*	2,366	15,403
Heidrick & Struggles International, Inc.	3,351	75,398
Huron Consulting Group, Inc.*	3,893	176,587
ICF International, Inc.	3,171	217,848
Innerworkings, Inc.*	8,230	9,629
Insperity, Inc.	6,435	240,026
Kelly Services, Inc. "A"	5,844	74,160
Kforce, Inc.	3,588	91,745
Korn/Ferry International	9,507	231,210
Mistras Group, Inc.*	2,950	12,567
Resources Connection, Inc.	5,352	58,711
TriNet Group, Inc.*	7,638	287,647
TrueBlue, Inc.*	6,731	85,888
Upwork, Inc.*	9,354	60,333
Willdan Group, Inc.*	1,863	39,812
		3,800,337
Road & Rail 0.5%
ArcBest Corp.	4,380	76,738
Avis Budget Group, Inc.*	9,871	137,207
Covenant Transportation Group, Inc. "A"*	2,308	20,010
Daseke, Inc.*	8,679	12,151
Heartland Express, Inc.	8,153	151,401
Hertz Global Holdings, Inc.*	17,351	107,229
Marten Transport Ltd.	6,743	138,366
P.A.M. Transportation Services, Inc.*	333	10,240
Roadrunner Transportation Systems, Inc.*	653	1,665
Saia, Inc.*	4,498	330,783
U.S. Xpress Enterprises, Inc. "A"*	3,914	13,073
Universal Logistics Holdings, Inc.	1,230	16,113
Werner Enterprises, Inc.	7,875	285,548
YRC Worldwide, Inc.* (a)	6,102	10,251
		1,310,775
Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	6,682	305,501
Beacon Roofing Supply, Inc.*	9,261	153,177
BlueLinx Holdings, Inc.* (a)	1,673	8,281
BMC Stock Holdings, Inc.*	11,603	205,721
CAI International, Inc.*	2,561	36,213
DXP Enterprises, Inc.*	2,893	35,468
EVI Industries, Inc.* (a)	839	13,239
Foundation Building Materials, Inc.*	3,640	37,456
GATX Corp.	6,086	380,740
General Finance Corp.*	1,969	12,287
GMS, Inc.*	7,135	112,234
H&E Equipment Services, Inc.	5,601	82,223
Herc Holdings, Inc.*	4,227	86,484
Kaman Corp.	4,805	184,848
Lawson Products, Inc.*	770	20,574
MRC Global, Inc.*	13,953	59,440
NOW, Inc.*	18,162	93,716
Rush Enterprises, Inc. "A"	4,783	152,673
Rush Enterprises, Inc. "B"	770	23,493
SiteOne Landscape Supply, Inc.*	7,089	521,892
Systemax, Inc.	2,247	39,839
Textainer Group Holdings Ltd.*	8,768	72,073
Titan Machinery, Inc.*	3,231	28,077
Transcat, Inc.*	1,025	27,162
Triton International Ltd.	9,257	239,479
Veritiv Corp.*	2,394	18,817
Willis Lease Finance Corp.*	491	13,061
		2,964,168
Information Technology 14.7%
Communications Equipment 1.3%
Acacia Communications, Inc.*	6,580	442,044
ADTRAN, Inc.	8,371	64,289
Applied Optoelectronics, Inc.* (a)	3,437	26,087
CalAmp Corp.*	5,697	25,637
Calix, Inc.*	7,813	55,316
Cambium Networks Corp.*	952	5,331
Casa Systems, Inc.*	5,871	20,549
Clearfield, Inc.*	1,534	18,178
Comtech Telecommunications Corp.	4,201	55,831
DASAN Zhone Solutions, Inc.*	1,081	4,529
Digi International, Inc.*	5,146	49,093
Extreme Networks, Inc.*	21,001	64,893
Harmonic, Inc.*	15,702	90,444
Infinera Corp.*	30,945	164,009
Inseego Corp.* (a)	8,243	51,354
InterDigital, Inc.	5,445	243,010
KVH Industries, Inc.*	2,908	27,422
Lumentum Holdings, Inc.*	12,977	956,405
NETGEAR, Inc.*	5,230	119,453
NetScout Systems, Inc.*	12,382	293,082
Plantronics, Inc.	6,095	61,316
Ribbon Communications, Inc.*	11,054	33,494
TESSCO Technologies, Inc.	1,151	5,628
Viavi Solutions, Inc.*	39,857	446,797
		3,324,191
Electronic Equipment, Instruments & Components 2.8%
Airgain, Inc.*	1,707	12,615
Akoustis Technologies, Inc.* (a)	5,677	30,485
Anixter International, Inc.*	5,294	465,184
Arlo Technologies, Inc.*	12,790	31,080
Badger Meter, Inc.	5,010	268,536
Bel Fuse, Inc. "B"	1,744	16,987
Belden, Inc.	6,774	244,406
Benchmark Electronics, Inc.	6,524	130,415
Coda Octopus Group, Inc.* (a)	856	4,802
CTS Corp.	5,583	138,961
Daktronics, Inc.	6,822	33,632
ePlus, Inc.*	2,299	143,963
Fabrinet*	6,343	346,074
FARO Technologies, Inc.*	2,971	132,209
Fitbit, Inc. "A"*	40,504	269,757
II-VI, Inc.*	15,699	447,421
Insight Enterprises, Inc.*	6,069	255,687
Iteris, Inc.*	7,226	23,123
Itron, Inc.*	5,972	333,417
KEMET Corp.	9,930	239,909
Kimball Electronics, Inc.*	4,366	47,677
Knowles Corp.*	14,195	189,929
Methode Electronics, Inc.	6,374	168,465
MTS Systems Corp.	3,389	76,252
Napco Security Technologies, Inc.*	1,900	28,823
nLight, Inc.*	5,592	58,660
Novanta, Inc.*	5,846	466,978
OSI Systems, Inc.*	2,922	201,384
PAR Technology Corp.* (a)	2,181	28,048
PC Connection, Inc.	1,994	82,173
Plexus Corp.*	5,058	275,964
Rogers Corp.*	3,218	303,844
Sanmina Corp.*	11,920	325,178
ScanSource, Inc.*	4,435	94,865
Tech Data Corp.*	6,157	805,643
TTM Technologies, Inc.*	17,163	177,465
Vishay Intertechnology, Inc.	23,122	333,188
Vishay Precision Group, Inc.*	1,836	36,867
Wrap Technologies, Inc.* (a)	1,399	5,960
		7,276,026
IT Services 2.2%
Brightcove, Inc.*	6,128	42,712
Cardtronics PLC "A"*	6,374	133,344
Cass Information Systems, Inc.	2,455	86,318
Conduent, Inc.*	30,405	74,492
CSG Systems International, Inc.	5,616	235,030
Endurance International Group Holdings, Inc.*	12,326	23,789
EVERTEC, Inc.	10,602	240,983
Evo Payments, Inc. "A"*	6,938	106,151
Exela Technologies, Inc.*	9,127	1,871
Exlservice Holdings, Inc.*	5,816	302,606
GTT Communications, Inc.* (a)	5,869	46,659
I3 Verticals, Inc. "A"*	2,579	49,233
Information Services Group, Inc.*	5,870	15,086
International Money Express, Inc.*	3,207	29,280
KBR, Inc.	24,536	507,404
Limelight Networks, Inc.*	20,285	115,624
LiveRamp Holdings, Inc.*	11,666	384,045
ManTech International Corp. "A"	4,595	333,919
MAXIMUS, Inc.	11,048	642,994
NIC, Inc.	11,493	264,339
Paysign, Inc.* (a)	5,502	28,390
Perficient, Inc.*	5,514	149,374
Perspecta, Inc.	24,319	443,579
PRGX Global, Inc.*	3,897	10,912
Priority Technology Holdings, Inc.*	1,214	2,355
Science Applications International Corp.	10,042	749,434
StarTek, Inc.*	2,999	11,276
Sykes Enterprises, Inc.*	6,488	175,955
The Hackett Group, Inc.	4,501	57,253
TTEC Holdings, Inc.	3,039	111,592
Tucows, Inc. "A"* (a)	1,662	80,208
Unisys Corp.*	8,742	107,964
Verra Mobility Corp.*	22,219	158,644
Virtusa Corp.*	4,850	137,740
		5,860,555
Semiconductors & Semiconductor Equipment 3.2%
Adesto Technologies Corp.*	4,534	50,735
Advanced Energy Industries, Inc.*	6,646	322,265
Alpha & Omega Semiconductor Ltd.*	3,567	22,864
Ambarella, Inc.*	5,646	274,170
Amkor Technology, Inc.*	16,990	132,352
Axcelis Technologies, Inc.*	5,558	101,767
AXT, Inc.*	7,189	23,077
Brooks Automation, Inc.	12,619	384,880
Cabot Microelectronics Corp.	5,030	574,124
CEVA, Inc.*	3,841	95,756
Cirrus Logic, Inc.*	10,096	662,600
Cohu, Inc.	6,701	82,958
Diodes, Inc.*	7,197	292,450
DSP Group, Inc.*	3,467	46,458
Enphase Energy, Inc.* (a)	15,943	514,799
FormFactor, Inc.*	13,188	264,947
GSI Technology, Inc.*	2,812	19,572
Ichor Holdings Ltd.*	3,830	73,383
Impinj, Inc.*	3,008	50,264
Inphi Corp.*	7,790	616,734
Lattice Semiconductor Corp.*	21,968	391,470
MACOM Technology Solutions Holdings, Inc.*	7,944	150,380
MaxLinear, Inc.*	11,172	130,377
NeoPhotonics Corp.*	6,725	48,756
NVE Corp.	772	40,167
Onto Innovation, Inc.*	8,367	248,249
PDF Solutions, Inc.*	4,883	57,229
Photronics, Inc.*	11,062	113,496
Power Integrations, Inc.	4,930	435,467
Rambus, Inc.*	19,197	213,087
Semtech Corp.*	11,471	430,162
Silicon Laboratories, Inc.*	7,463	637,415
SiTime Corp.*	828	18,026
SMART Global Holdings, Inc.*	2,267	55,088
SunPower Corp.* (a)	12,810	64,947
Synaptics, Inc.*	5,966	345,252
Ultra Clean Holdings, Inc.*	6,992	96,490
Veeco Instruments, Inc.*	8,441	80,780
Xperi Corp.	8,435	117,331
		8,280,324
Software 5.0%
8x8, Inc.*	16,636	230,575
A10 Networks, Inc.*	8,729	54,207
ACI Worldwide, Inc.*	20,020	483,483
Agilysys, Inc.*	3,656	61,055
Alarm.com Holdings, Inc.*	6,391	248,674
Altair Engineering, Inc. "A"*	6,933	183,725
American Software, Inc. "A"	5,245	74,531
Appfolio, Inc. "A"*	2,694	298,899
Appian Corp.* (a)	5,944	239,127
Avaya Holdings Corp.*	16,481	133,331
Benefitfocus, Inc.*	5,313	47,339
Blackbaud, Inc.	8,494	471,842
Blackline, Inc.*	7,524	395,838
Bottomline Technologies de, Inc.*	7,526	275,828
Box, Inc. "A"*	25,433	357,079
ChannelAdvisor Corp.*	4,344	31,537
Cloudera, Inc.* (a)	42,922	337,796
CommVault Systems, Inc.*	7,271	294,330
Cornerstone OnDemand, Inc.*	9,961	316,262
Digimarc Corp.*	2,043	26,661
Digital Turbine, Inc.*	14,207	61,232
Domo, Inc. "B"*	3,200	31,808
Ebix, Inc. (a)	3,791	57,547
eGain Corp.*	3,408	24,981
Envestnet, Inc.*	8,381	450,730
Everbridge, Inc.*	5,768	613,485
Five9, Inc.*	10,376	793,349
ForeScout Technologies, Inc.*	7,506	237,115
GTY Technology Holdings, Inc.* (a)	7,061	31,916
Ideanomics, Inc.*	22,462	30,099
Intelligent Systems Corp.*	1,260	42,827
j2 Global, Inc.	8,131	608,605
LivePerson, Inc.*	10,811	245,950
Majesco*	1,211	6,612
MicroStrategy, Inc. "A"*	1,425	168,293
Mitek Systems, Inc.*	6,808	53,647
MobileIron, Inc.*	16,974	64,501
Model N, Inc.*	5,731	127,286
OneSpan, Inc.*	5,784	104,980
Pareteum Corp.*	19,839	8,174
Phunware, Inc.*	7,206	4,864
Ping Identity Holding Corp.* (a)	2,462	49,289
Progress Software Corp.	7,819	250,208
PROS Holdings, Inc.*	5,705	177,026
Q2 Holdings, Inc.*	7,587	448,088
QAD, Inc. "A"	1,941	77,504
Qualys, Inc.*	5,847	508,631
Rapid7, Inc.*	8,581	371,815
Rimini Street, Inc.*	3,637	14,875
Rosetta Stone, Inc.*	3,610	50,612
SailPoint Technologies Holding, Inc.*	14,906	226,869
SecureWorks Corp. "A"*	1,587	18,266
SharpSpring, Inc.*	2,213	13,411
ShotSpotter, Inc.*	1,482	40,725
Sprout Social, Inc. "A"*	1,588	25,344
SPS Commerce, Inc.*	6,111	284,223
SVMK, Inc.*	15,011	202,799
Synchronoss Technologies, Inc.*	7,059	21,530
Telaria, Inc.*	8,032	48,192
TeleNav, Inc.*	6,158	26,603
Tenable Holdings, Inc.*	6,386	139,598
TiVo Corp.	21,211	150,174
Upland Software, Inc.*	4,044	108,460
Varonis Systems, Inc.*	5,245	333,949
Verint Systems, Inc.*	11,531	495,833
Virnetx Holding Corp.* (a)	10,549	57,703
Workiva, Inc.*	6,332	204,714
Yext, Inc.* (a)	16,616	169,317
Zix Corp.*	9,484	40,876
Zuora, Inc. "A"*	14,982	120,605
		13,007,359
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.* (a)	19,524	150,530
AstroNova, Inc.	1,262	9,793
Avid Technology, Inc.*	5,253	35,353
Diebold Nixdorf, Inc.*	13,734	48,344
Immersion Corp.*	5,748	30,809
Sonim Technologies, Inc.*	662	463
Stratasys Ltd.*	8,969	143,056
		418,348
Materials 3.3%
Chemicals 1.7%
Advanced Emissions Solutions, Inc.	3,155	20,728
AdvanSix, Inc.*	4,949	47,213
American Vanguard Corp.	4,898	70,825
Amyris, Inc.* (a)	10,641	27,241
Balchem Corp.	5,589	551,746
Chase Corp.	1,226	100,888
Ferro Corp.* (a)	13,989	130,937
Flotek Industries, Inc.*	9,983	8,885
FutureFuel Corp.	4,602	51,865
GCP Applied Technologies, Inc.*	9,357	166,555
H.B. Fuller Co.	8,877	247,935
Hawkins, Inc.	1,662	59,167
Ingevity Corp.*	7,183	252,842
Innospec, Inc.	4,239	294,568
Intrepid Potash, Inc.*	17,507	14,006
Koppers Holdings, Inc.*	3,432	42,454
Kraton Corp.*	5,678	45,992
Kronos Worldwide, Inc.	4,054	34,216
Livent Corp.* (a)	25,323	132,946
LSB Industries, Inc.*	3,974	8,345
Marrone Bio Innovations, Inc.*	10,223	8,351
Minerals Technologies, Inc.	5,841	211,795
Omnova Solutions, Inc.*	7,689	77,966
Orion Engineered Carbons SA	10,744	80,150
PolyOne Corp.	15,783	299,404
PQ Group Holdings, Inc.*	6,707	73,106
Quaker Chemical Corp. (a)	2,293	289,560
Rayonier Advanced Materials, Inc.	9,091	9,636
Sensient Technologies Corp.	7,387	321,408
Stepan Co.	3,511	310,583
Trecora Resources*	3,937	23,425
Tredegar Corp.	4,494	70,241
Trinseo SA	6,944	125,756
Tronox Holdings PLC "A"*	16,333	81,338
Valhi, Inc.	4,843	4,988
		4,297,061
Construction Materials 0.1%
Forterra, Inc.*	3,226	19,292
Summit Materials, Inc. "A"*	19,876	298,140
U.S. Concrete, Inc.*	2,869	52,044
United States Lime & Minerals, Inc.	377	27,841
		397,317
Containers & Packaging 0.1%
Greif, Inc. "A"	4,436	137,915
Greif, Inc. "B"	1,062	42,544
Myers Industries, Inc.	6,330	68,047
UFP Technologies, Inc.*	1,133	43,156
		291,662
Metals & Mining 1.0%
Allegheny Technologies, Inc.*	21,907	186,210
Carpenter Technology Corp.	8,135	158,633
Century Aluminum Co.* (a)	7,610	27,548
Cleveland-Cliffs, Inc. (a)	69,172	273,229
Coeur Mining, Inc.*	41,236	132,368
Commercial Metals Co.	20,599	325,258
Compass Minerals International, Inc.	5,981	230,089
Contura Energy, Inc.*	3,427	8,053
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0
Gold Resource Corp.	11,229	30,880
Haynes International, Inc.	1,948	40,148
Hecla Mining Co.	89,821	163,474
Kaiser Aluminum Corp.	2,748	190,381
Materion Corp.	3,478	121,765
Novagold Resources, Inc.*	39,697	292,964
Olympic Steel, Inc.	1,747	18,082
Ramaco Resources, Inc.*	1,195	2,856
Ryerson Holding Corp.*	2,757	14,667
Schnitzer Steel Industries, Inc. "A"	4,482	58,445
SunCoke Energy, Inc.	12,551	48,321
Synalloy Corp.*	1,549	13,523
TimkenSteel Corp.*	5,907	19,080
Warrior Met Coal, Inc.	8,829	93,764
Worthington Industries, Inc.	6,565	172,331
		2,622,069
Paper & Forest Products 0.4%
Boise Cascade Co.	6,770	160,991
Clearwater Paper Corp.*	2,718	59,280
Louisiana-Pacific Corp.	19,637	337,364
Neenah, Inc.	2,903	125,206
P.H. Glatfelter Co.	7,255	88,656
Schweitzer-Mauduit International, Inc.	5,387	149,866
Verso Corp. "A"*	6,228	70,252
		991,615
Real Estate 7.4%
Equity Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust	14,677	181,848
Agree Realty Corp.	7,217	446,732
Alexander & Baldwin, Inc.	11,596	130,107
Alexander's, Inc.	364	100,446
American Assets Trust, Inc.	8,324	208,100
American Finance Trust, Inc.	18,171	113,569
Armada Hoffler Properties, Inc.	9,804	104,903
Ashford Hospitality Trust	15,552	11,496
Bluerock Residential Growth REIT, Inc.	3,897	21,706
Braemar Hotels & Resorts, Inc.	5,304	9,017
BRT Apartments Corp.	1,928	19,762
CareTrust REIT, Inc.	16,612	245,691
CatchMark Timber Trust, Inc. "A"	8,671	62,605
CBL & Associates Properties, Inc. (a)	29,680	5,939
Cedar Realty Trust, Inc.	15,977	14,908
Chatham Lodging Trust	8,213	48,785
CIM Commercial Trust Corp.	1,935	21,459
City Office REIT, Inc.	9,580	69,263
Clipper Realty, Inc.	2,541	13,162
Community Healthcare Trust, Inc.	3,369	128,965
CoreCivic, Inc.	20,571	229,778
CorEnergy Infrastructure Trust, Inc.	2,250	41,355
CorePoint Lodging, Inc.	7,385	28,949
DiamondRock Hospitality Co.	34,689	176,220
Diversified Healthcare Trust	40,204	145,941
Easterly Government Properties, Inc.	13,011	320,591
EastGroup Properties, Inc.	6,677	697,613
Essential Properties Realty Trust, Inc.	15,670	204,650
Farmland Partners, Inc.	5,124	31,103
First Industrial Realty Trust, Inc.	21,908	728,003
Four Corners Property Trust, Inc.	12,271	229,590
Franklin Street Properties Corp.	18,684	107,059
Front Yard Residential Corp.	8,548	102,149
Getty Realty Corp.	5,627	133,585
Gladstone Commercial Corp.	5,333	76,582
Gladstone Land Corp.	3,001	35,562
Global Medical REIT, Inc.	6,730	68,108
Global Net Lease, Inc.	15,367	205,457
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,841	221,265
Healthcare Realty Trust, Inc.	23,045	643,647
Hersha Hospitality Trust	6,188	22,153
Independence Realty Trust, Inc.	15,836	141,574
Industrial Logistics Properties Trust	11,177	196,045
Innovative Industrial Properties, Inc.	2,828	214,730
Investors Real Estate Trust	2,026	111,430
iStar, Inc.	10,615	112,625
Jernigan Capital, Inc.	4,003	43,873
Kite Realty Group Trust	14,253	134,976
Lexington Realty Trust	42,108	418,132
LTC Properties, Inc.	6,836	211,232
Mack-Cali Realty Corp.	14,848	226,135
Monmouth Real Estate Investment Corp.	16,379	197,367
National Health Investors, Inc.	7,411	366,993
National Storage Affiliates Trust	10,355	306,508
New Senior Investment Group, Inc.	14,659	37,527
NexPoint Residential Trust, Inc.	3,413	86,042
Office Properties Income Trust	8,368	228,028
One Liberty Properties, Inc.	2,698	37,583
Pebblebrook Hotel Trust	22,788	248,161
Pennsylvania Real Estate Investment Trust (a)	12,065	10,998
Physicians Realty Trust	32,904	458,682
Piedmont Office Realty Trust, Inc. "A"	21,472	379,196
PotlatchDeltic Corp.	11,530	361,927
Preferred Apartment Communities, Inc. "A"	8,280	59,450
PS Business Parks, Inc.	3,489	472,829
QTS Realty Trust, Inc. "A"	9,993	579,694
Retail Opportunity Investments Corp.	19,970	165,551
Retail Value, Inc.	2,598	31,826
Rexford Industrial Realty, Inc.	19,707	808,184
RLJ Lodging Trust	28,930	223,340
RPT Realty	13,189	79,530
Ryman Hospitality Properties, Inc.	8,493	304,474
Sabra Health Care REIT, Inc.	34,845	380,507
Safehold, Inc.	2,238	141,509
Saul Centers, Inc.	2,125	69,573
Seritage Growth Properties "A"	6,092	55,498
STAG Industrial, Inc.	26,040	586,421
Summit Hotel Properties, Inc.	17,000	71,740
Sunstone Hotel Investors, Inc.	39,132	340,840
Tanger Factory Outlet Centers, Inc. (a)	15,075	75,375
Terreno Realty Corp.	11,446	592,331
The Geo Group, Inc.	20,868	253,755
UMH Properties, Inc.	6,454	70,090
Uniti Group, Inc.	32,243	194,425
Universal Health Realty Income Trust	2,235	225,310
Urban Edge Properties	19,598	172,658
Urstadt Biddle Properties "A"	4,856	68,470
Washington Prime Group, Inc. (a)	33,511	26,980
Washington Real Estate Investment Trust	14,335	342,176
Whitestone REIT	6,140	38,068
Xenia Hotels & Resorts, Inc.	19,641	202,302
		17,570,493
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA*	1,075	8,245
American Realty Investors, Inc.*	447	4,130
Consolidated-Tomoka Land Co.	795	36,037
Cushman & Wakefield PLC*	19,436	228,179
EXP World Holdings, Inc.*	3,620	30,625
Forestar Group, Inc.*	2,738	28,338
FRP Holdings, Inc.*	1,235	53,105
Griffin Land & Nurseries, Inc.	211	6,900
Kennedy-Wilson Holdings, Inc.	21,051	282,504
Marcus & Millichap, Inc.*	4,088	110,785
Maui Land & Pineapple Co., Inc.*	1,307	14,286
Newmark Group, Inc. "A"	24,481	104,044
Rafael Holdings, Inc. "B"*	1,946	24,928
RE/MAX Holdings, Inc. "A"	3,208	70,319
Realogy Holdings Corp.	20,461	61,588
Redfin Corp.*	15,559	239,920
Stratus Properties, Inc.*	1,152	20,379
Tejon Ranch Co.*	3,627	50,996
The RMR Group, Inc. "A"	2,719	73,331
The St. Joe Co.*	5,729	96,133
Transcontinental Realty Investors, Inc.*	152	3,118
		1,547,890
Utilities 4.3%
Electric Utilities 1.2%
ALLETE, Inc.	9,048	549,033
El Paso Electric Co.	7,059	479,730
Genie Energy Ltd. "B"	2,658	19,084
MGE Energy, Inc.	6,064	397,010
Otter Tail Corp.	6,856	304,818
PNM Resources, Inc.	13,792	524,096
Portland General Electric Co.	15,594	747,576
Spark Energy, Inc. "A"	2,257	14,151
		3,035,498
Gas Utilities 1.4%
Chesapeake Utilities Corp.	2,809	240,759
New Jersey Resources Corp.	16,562	562,611
Northwest Natural Holding Co.	5,286	326,411
ONE Gas, Inc.	9,077	759,019
RGC Resources, Inc.	1,312	37,956
South Jersey Industries, Inc.	16,111	402,775
Southwest Gas Holdings, Inc.	9,440	656,646
Spire, Inc.	8,635	643,135
		3,629,312
Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	17,412	37,262
Clearway Energy, Inc. "A"	6,239	107,124
Clearway Energy, Inc. "C"	13,632	256,282
Ormat Technologies, Inc.	6,900	466,854
Sunnova Energy International, Inc.*	5,488	55,264
TerraForm Power, Inc. "A" (a)	13,672	215,607
		1,138,393
Multi-Utilities 0.7%
Avista Corp.	11,564	491,354
Black Hills Corp.	10,589	678,014
NorthWestern Corp.	8,795	526,205
Unitil Corp.	2,542	132,997
		1,828,570
Water Utilities 0.6%
American States Water Co.	6,364	520,193
Artesian Resources Corp. "A"	1,335	49,902
Cadiz, Inc.*	2,333	27,226
California Water Service Group	8,366	420,977
Consolidated Water Co., Ltd.	2,551	41,837
Global Water Resources, Inc.	2,048	20,869
Middlesex Water Co.	2,884	173,386
Pure Cycle Corp.*	3,157	35,201
SJW Group	4,600	265,742
York Water Co.	2,222	96,568
		1,651,901
Total Common Stocks (Cost $291,411,176)		252,197,966
Rights 0.0%
Health Care
GTX, Inc. (a) (b)	123	252
Omthera Pharmaceutical, Inc. (b)	1,167	700
Tobira Therapeutics, Inc. (b)	1,687	102
Total Rights (Cost $356)		1,054
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.6%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.47% **, 7/16/2020 (c) (Cost $1,513,421)	1,520,000	1,519,648
	Shares	Value ($)
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.33% (d) (e) (Cost $7,776,159)	7,776,159	7,776,159
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 0.32% (d) (Cost $7,675,355)	7,675,355	7,675,355
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $308,376,467)	103.7	269,170,182
Other Assets and Liabilities, Net	(3.7)	(9,635,774)
Net Assets	100.0	259,534,408

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (d) (e)
14,803,664	—	7,027,505 (f)	—	—	95,415	—	7,776,159	7,776,159
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 0.32% (d)
5,850,788	40,882,444	39,057,877	—	—	21,221	—	7,675,355	7,675,355
20,654,452	40,882,444	46,085,382	—	—	116,636	—	15,451,514	15,451,514

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $10,442,799, which is 4.0% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,281,374.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
At March 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	6/19/2020	126	7,135,213	7,229,880	94,667

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$252,197,966	$—	$—	$252,197,966
Rights (g)	—	—	1,054	1,054
Government & Agency Obligations	—	1,519,648	—	1,519,648
Short-Term Investments (g)	15,451,514	—	—	15,451,514
Derivatives (h)
Futures Contracts	94,667	—	—	94,667
Total	$267,744,147	$1,519,648	$1,054	$269,264,849

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 94,667